---------------------
 ANNUAL
---------------------
 REPORT
---------------------
 TAX-FREE
---------------------
 FUNDS
---------------------

Arizona Tax-Free Fund

California Tax-Free
Bond Fund

California Tax-Free
Income Fund

National Tax-Free Fund

Oregon Tax-Free Fund

SEPTEMBER 30, 1996

                                                               TABLE OF CONTENTS
LETTER TO SHAREHOLDERS                                                       iii

INVESTMENT ADVISER COMMENTS

  Arizona Tax-Free Fund                                                        1

  California Tax-Free Bond Fund                                                5

  California Tax-Free Income Fund                                              9

  National Tax-Free Fund                                                      13

  Oregon Tax-Free Fund                                                        17

PORTFOLIOS OF INVESTMENTS

  Arizona Tax-Free Fund                                                       20

  California Tax-Free Bond Fund                                               23

  California Tax-Free Income Fund                                             38

  National Tax-Free Fund                                                      43

  Oregon Tax-Free Fund                                                        48

STAGECOACH FUNDS

  Statement of Assets and Liabilities                                         52

  Statements of Operations                                                    54

  Statements of Changes in Net Assets                                         56

  Financial Highlights                                                        60

  Notes to Financial Statements                                               68

  Independent Auditors' Report                                                81

  Proxy Voting Results                                                        82

  Federal Income Tax Information                                              83

LIST OF ABBREVIATIONS                                                         84
 STAGECOACH FUNDS:
 -------------------------------------------------------------------------

- ARE NOT FDIC INSURED
- ARE NOT GUARANTEED BY WELLS FARGO BANK            [NO FDIC]
- ARE NOT DEPOSITS OR OBLIGATIONS OF WELLS FARGO
  BANK
- INVOLVE INVESTMENT RISK, INCLUDING POSSIBLE LOSS
  OF PRINCIPAL

                                                           ---------------------

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---------------------

                                                          LETTER TO SHAREHOLDERS

------------------
TO OUR SHAREHOLDERS:
The Annual Report is one of the most important documents you, as a shareholder, will receive during the year, one that can deepen your understanding of your investment. While the prospectus details the investment policies of a Fund, the Annual Report shows the results of those policies for the most recent reporting period. The Annual Report tells shareholders which securities were purchased, what the overall returns for the Funds have been and provides the portfolio managers' views on what shaped, and continues to shape, the investment environment.

The Stagecoach Funds Annual Report has undergone a number of changes, some of which are the result of the September 6, 1996 merger of Pacifica Funds Trust and Stagecoach Funds, Inc. Perhaps the most noticeable change is that this Report is dated September 30, 1996.

Previously, Stagecoach Annual Reports were dated December 31 each year and the Semi-Annual Reports were dated June 30. We are changing the schedule, however, so that Annual Reports will now be dated March 31 and Semi-Annual Reports will be dated September 30. THIS CHANGE HAS BEEN MADE FOR OPERATIONAL AND ADMINISTRATIVE REASONS. THERE HAS BEEN NO CHANGE TO THE INVESTMENT POLICIES OR PRACTICES OF THE FUNDS RELATED TO THIS CHANGE IN THE FISCAL YEAR-END.

In order to accomplish this change, we are providing you with this Annual Report containing audited Financial Statements now and will provide you with another Annual Report for the six months ended March 31, 1997.

Another noticeable change in the Annual Report is that the Funds are now separated into categories so that the Equity, Income, Tax-Free, Asset Allocation and Money Market Mutual Funds are grouped together in their own Reports. This change was made in part because of the introduction of several new Stagecoach Funds, some of which were introduced as part of the Pacifica Funds merger. We believe that by segregating Funds into their investment groups, we have produced an easier-to-read report with fewer extraneous details not relevant to your investment.

Special mention should be made of the fact that this is the first Stagecoach Annual Report that most former Pacifica shareholders will receive. We want to thank you for your patience through our many changes. We here at Stagecoach Funds are excited about the opportunity to help you succeed in meeting your investment goals.

STAGECOACH FUNDS
OCTOBER 1996

                                                           ---------------------

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---------------------

                                                           ARIZONA TAX-FREE FUND

-------------------------
INVESTMENT ADVISER COMMENTS
RETURNS:

The Fund posted a return for the fiscal period from January 1, 1996 to September 30, 1996 of 0.72% for Class A shares. The return for Class B shares for the same period was negative 0.53%. The one year total returns from October 1, 1995 to September 30, 1996 were 3.60% and 2.12%, respectively. These return figures are exclusive of sales charges.

BENCHMARKS:

The year-to-date return for the Lehman Brothers Municipal Bond Index was 1.84% through September 30, 1996.

ECONOMIC FACTORS INFLUENCING PERFORMANCE:

Throughout most of the year, municipal bond prices for all maturity lengths fell as investors became concerned that the U.S. economy was growing too quickly and would cause greater inflation, forcing the Federal Reserve Board to increase short-term interest rates. Investors generally regained confidence in June, sending prices higher, then reversed field in August when a variety of strong economic releases revived concerns about the likelihood of a Fed tightening in September.

When the Fed did meet in late September, it decided to leave short-term rates alone. The bond market responded by rallying once again.

Throughout much of the year, municipal bonds have generally outperformed Treasury bonds. (Typically, the reverse is true.) Municipal to Treasury yield ratios dropped to their lowest levels in twelve months. Strong retail demand for individual bonds contributed to the municipal market's stronger performance. During the quarter, the Fund sold bonds with relatively poor call protection to cover shareholder redemptions.

The SEC recently brought fraud charges against Maricopa County in relation to two bond issues. The County was under scrutiny for allegedly failing to disclose certain information about finances and for allegedly misleading the public on the use of proceeds on the issues. The bonds are unlimited tax obligations of the county and all principal and interest payments have been paid on a timely basis. Therefore, no changes in the County's credit rating are expected.

STRATEGIC COMMENTS:

Issues of new municipal securities continue to be extremely light in Arizona and bonds are trading at a premium as a result. We plan to remain fully invested, focusing on high quality issues. The Fund has maintained an intermediate level of interest rate sensitivity.

                                                           ---------------------

ARIZONA TAX-FREE FUND

---------------------
PERFORMANCE AT A GLANCE
CLASS A SHARE PERFORMANCE AS OF 9/30/96
--------------------------------------------------------------------------------

                                                                        SINCE
AVERAGE ANNUAL TOTAL RETURNS                    1 YEAR      3 YEAR      INCEPTION
--------------------------------------------------------------------------------------
With Maximum 4.5% Sales Charge                  (1.02)%     2.24%       5.17%
--------------------------------------------------------------------------------------
Without Sales Charge                            3.60 %      3.83%       6.23%
--------------------------------------------------------------------------------------

CLASS B SHARE PERFORMANCE AS OF 9/30/96
--------------------------------------------------------------------------------

                                                                        SINCE
AVERAGE ANNUAL TOTAL RETURNS                    1 YEAR      3 YEAR      INCEPTION
---------------------------------------------------------------------------------------
With Contingent Deferred Sales Charge           (0.90)%     2.31%       5.06%
---------------------------------------------------------------------------------------
Without Contingent Deferred Sales Charge(1)     2.10 %      2.63%       5.06%
---------------------------------------------------------------------------------------
(1)Assumes redemption on 9/30/96.

Past performance is not predictive of future results. The investment return and net asset value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may have a greater or lesser net asset value than when originally purchased.

Average annual total returns for the indicated periods represent the average annual increase in the value of an investment over the periods assuming reinvestment of dividends and capital gain distributions at net asset value.

While the Fund principally invests in obligations exempt from federal income taxes, a portion of the Fund's distributions may be subject to these or state and local taxes or the alternative minimum tax (AMT).

The Stagecoach Arizona Tax-Free Fund commenced operations on September 6, 1996 as the successor to the Pacifica Arizona Tax-Exempt Fund (10/95 to 9/96) and the Westcore Arizona Intermediate Tax-Free Fund (3/92 to 9/95). Historical performance has been calculated using returns produced by these funds for applicable periods. Class A performance reflects Pacifica Class A and Westcore Fund performance. Class B performance also reflects such performance but has been adjusted to reflect Class B share expense levels in effect as of September 6, 1996.

The Fund's manager has voluntarily waived portions of its fees or has reimbursed expenses to the Fund, which has reduced operating expenses for shareholders. Without this reduction, the Fund's returns would have been lower.

---------------------
2

                                                           ARIZONA TAX-FREE FUND

--------------------------
GROWTH OF A $10,000 INVESTMENT

SC Arizona Tax-Free Class A Shares Lehman Brothers Municipal Bond Index

Inception $9,550 $10,000

Mar-92 $9,522 $10,004

Apr-92 $9,603 $10,093

May-92 $9,717 $10,212

Jun-92 $9,857 $10,384

Jul-92 $9,896 $10,695

Aug-92 $10,001 $10,590

Sep-92 $10,110 $10,659

Oct-92 $9,996 $10,555

Nov-92 $10,193 $10,744

Dec-92 $10,291 $10,853

Jan-93 $10,456 $10,979

Feb-93 $10,769 $11,377

Mar-93 $10,601 $11,256

Apr-93 $10,692 $11,370

May-93 $10,737 $11,433

Jun-93 $10,902 $11,624

Jul-93 $10,869 $11,639

Aug-93 $11,095 $11,882

Sep-93 $11,253 $12,017

Oct-93 $11,274 $12,040

Nov-93 $11,195 $11,934

Dec-93 $11,377 $12,186

                                                           ---------------------

ARIZONA TAX-FREE FUND

Jan-94 $11,507 $12,325

Feb-94 $11,208 $12,005

Mar-94 $10,954 $11,517

Apr-94 $11,016 $11,615

May-94 $11,089 $11,716

Jun-94 $11,048 $11,644

Jul-94 $11,206 $11,857

Aug-94 $11,260 $11,899

Sep-94 $11,148 $11,724

Oct-94 $10,964 $11,515

Nov-94 $10,800 $11,307

Dec-94 $11,001 $11,556

Jan-95 $11,247 $11,886

Feb-95 $11,514 $12,231

Mar-95 $11,607 $12,372

Apr-95 $11,656 $12,387

May-95 $11,904 $12,782

Jun-95 $11,879 $12,670

Jul-95 $11,997 $12,790

Aug-95 $12,115 $12,952

Sep-95 $12,159 $13,034

Oct-95 $12,272 $13,224

Nov-95 $12,409 $13,443

Dec-95 $12,507 $13,573

Jan-96 $12,602 $13,676

Feb-96 $12,532 $13,583

Mar-96 $12,325 $13,409

---------------------
4

                                                           ARIZONA TAX-FREE FUND

Apr-96 $12,333 $13,371

May-96 $12,283 $13,366

Jun-96 $12,399 $13,512

Jul-96 $12,552 $13,633

Aug-96 $12,506 $13,630

Sep-96 $12,597 $13,821

THE RETURN FOR CLASS B SHARES OF THE ARIZONA TAX-FREE FUND WILL VARY FROM THE RESULTS SHOWN DUE TO DIFFERENT EXPENSES AND LOAD STRUCTURES.

The accompanying chart compares the performance of the Stagecoach Arizona Tax-Free Fund Class A shares since the inception of the predecessor Pacifica and Westcore Funds (the "predecessor funds") with the Lehman Brothers 3-Year Municipal Bond Index. The chart assumes a hypothetical $10,000 initial investment in the Fund. For Class A shares the chart reflects the operating expenses and the performance of the predecessor funds and assumes the maximum initial sales charge of 4.5%. The Lehman Brothers 3-Year Municipal Bond Index is an unmanaged index of municipal bonds with an approximately three year average maturity. Please note that the Fund is a professionally managed mutual fund. The Index presented here is not managed, does not incur expenses and is not available directly for investment. Had this Index incurred operating expenses, its performance would have been lower.

                                                           ---------------------

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---------------------
6

                                                   CALIFORNIA TAX-FREE BOND FUND

-------------------------
INVESTMENT ADVISER COMMENTS
RETURNS:

The Fund posted a return for the fiscal period from January 1, 1996 to September 30, 1996 of 1.27% for Class A shares. The return for Class B shares for the same period was 0.73%. The one year total returns from October 1, 1995 to September 30, 1996 were 6.28% and 5.56%, respectively. These return figures are exclusive of sales charges.

BENCHMARKS:

The year-to-date return for the Lehman Brothers Municipal Bond Index was 1.84% through September 30, 1996.

ECONOMIC FACTORS INFLUENCING PERFORMANCE:

Throughout most of the year, municipal bond prices for all maturity lengths fell as investors became concerned that the U.S. economy was growing too quickly and would cause greater inflation, forcing the Federal Reserve to increase short-term interest rates. Investors generally regained confidence in June, sending prices higher, then reversed field in August when a variety of strong economic releases revived concerns about the likelihood of a Fed tightening in September.

When the Fed did meet in late September, it decided to leave short-term rates alone. The bond market responded by rallying once again.

Municipals have generally outperformed Treasury bonds throughout most of 1996, with shorter and intermediate maturities outperforming long-term bonds as well. During the third quarter, however, longer maturities outperformed shorter maturities.

The State of California passed a balanced budget for fiscal 1996 - 97 that provided small tax cuts for business and increased funding for public education. For the first time in several years, the State had no deficit financing carrying over from the prior fiscal year. In light of the improvements to the State's balance sheet and the overall improvement in the State's economy, Standard & Poor's raised its rating on the State's general obligation bonds from A to A+, putting its rating in line with Moody's and Fitch.

STRATEGIC COMMENTS:

The Fund plans to reduce interest rate sensitivity and upgrade the credit quality of its portfolio. Liquidity and high quality will continue to be emphasized.

                                                           ---------------------

CALIFORNIA TAX-FREE BOND FUND

---------------------
PERFORMANCE AT A GLANCE
CLASS A SHARE PERFORMANCE AS OF 9/30/96
--------------------------------------------------------------------------------

                                                                        SINCE
AVERAGE ANNUAL TOTAL RETURNS                    1 YEAR      3 YEAR      INCEPTION
--------------------------------------------------------------------------------------
With Maximum 4.5% Sales Charge                  1.52%       2.22%       6.22%
--------------------------------------------------------------------------------------
Without Sales Charge                            6.28%       3.80%       7.25%
--------------------------------------------------------------------------------------

CLASS B SHARE PERFORMANCE AS OF 9/30/96
--------------------------------------------------------------------------------

                                                                       SINCE
AVERAGE ANNUAL TOTAL RETURNS                               1 YEAR      INCEPTION
--------------------------------------------------------------------------------------
With Contingent Deferred Sales Charge(1)                   2.57%       9.16%
--------------------------------------------------------------------------------------
Without Contingent Deferred Sales Charge                   5.56%       10.23%
--------------------------------------------------------------------------------------
(1)Assumes redemption on 9/30/96.

Past performance is not predictive of future results. The investment return and net asset value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may have a greater or lesser net asset value than when originally purchased.

Average annual total returns for the indicated periods represent the average annual increase in the value of an investment over the periods assuming reinvestment of dividends and capital gain distributions at net asset value.

While the Fund principally invests in obligations exempt from federal income taxes, a portion of the Fund's distributions may be subject to these state and local taxes or the alternative minimum tax (AMT).

The Class A and Class B shares commenced operations on 1/1/92 and 1/1/95, respectively.

The Fund's manager has voluntarily waived portions of its fees or has reimbursed expenses to the Fund, which has reduced operating expenses for shareholders. Without this reduction, the Fund's returns would have been lower.

---------------------
8

                                                   CALIFORNIA TAX-FREE BOND FUND

--------------------------
GROWTH OF A $10,000 INVESTMENT

SC California Tax-Free Bond Class A Shares Lehman Brothers Municipal Bond Index

Inception $9,550 $10,000

Jan-92 $9,561 $10,023

Feb-92 $9,605 $10,026

Mar-92 $9,605 $10,030

Apr-92 $9,723 $10,119

May-92 $9,862 $10,239

Jun-92 $10,070 $10,411

Jul-92 $10,447 $10,723

Aug-92 $10,262 $10,618

Sep-92 $10,324 $10,687

Oct-92 $10,027 $10,582

Nov-92 $10,397 $10,772

Dec-92 $10,539 $10,882

Jan-93 $10,670 $11,008

Feb-93 $11,184 $11,406

Mar-93 $11,008 $11,285

Apr-93 $11,148 $11,399

May-93 $11,228 $11,463

Jun-93 $11,452 $11,655

Jul-93 $11,418 $11,670

Aug-93 $11,747 $11,912

Sep-93 $11,911 $12,048

Oct-93 $11,939 $12,071

                                                           ---------------------

CALIFORNIA TAX-FREE BOND FUND

Nov-93 $11,734 $11,965

Dec-93 $11,996 $12,217

Jan-94 $12,153 $12,357

Feb-94 $11,813 $12,037

Mar-94 $11,216 $11,547

Apr-94 $11,256 $11,645

May-94 $11,395 $11,746

Jun-94 $11,292 $11,675

Jul-94 $11,563 $11,888

Aug-94 $11,582 $11,930

Sep-94 $11,355 $11,754

Oct-94 $11,118 $11,545

Nov-94 $10,867 $11,336

Dec-94 $11,123 $11,586

Jan-95 $11,538 $11,917

Feb-95 $11,882 $12,263

Mar-95 $11,996 $12,404

Apr-95 $11,976 $12,419

May-95 $12,398 $12,815

Jun-95 $12,188 $12,703

Jul-95 $12,273 $12,823

Aug-95 $12,431 $12,986

Sep-95 $12,532 $13,068

Oct-95 $12,749 $13,258

Nov-95 $12,990 $13,478

Dec-95 $13,151 $13,608

Jan-96 $13,230 $13,711

---------------------
10

                                                   CALIFORNIA TAX-FREE BOND FUND

Feb-96 $13,125 $13,618

Mar-96 $12,904 $13,444

Apr-96 $12,825 $13,406

May-96 $12,835 $13,401

Jun-96 $12,983 $13,547

Jul-96 $13,123 $13,669

Aug-96 $13,133 $13,666

Sep-96 $13,319 $13,857

THE RETURN FOR CLASS B SHARES OF THE CALIFORNIA TAX-FREE BOND FUND WILL VARY FROM THE RESULTS SHOWN DUE TO DIFFERENT EXPENSES AND LOAD STRUCTURES.

The accompanying chart compares the performance of the Stagecoach California Tax-Free Bond Fund Class A shares since its inception with the Lehman Brothers Municipal Bond Index. The chart assumes a hypothetical $10,000 initial investment in the Fund and reflects all operating expenses and assumes the maximum initial sales charge of 4.5%. The Lehman Brothers Municipal Bond Index is an unmanaged, broad-based index of municipal bonds. Please note that the Fund is a professionally managed mutual fund. The Index presented here is not managed, does not incur expenses and is not available directly for investment. Had this Index incurred operating expenses, its performance would have been lower.

                                                           ---------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

---------------------
12

                                                 CALIFORNIA TAX-FREE INCOME FUND

-------------------------
INVESTMENT ADVISER COMMENTS
RETURNS:

The Fund posted a return for the fiscal period from January 1, 1996 to September 30, 1996 of 2.01% for Class A shares. The one year total return from October 1, 1995 to September 30, 1996 was 3.86%. These return figures are exclusive of sales charges.

BENCHMARKS:

The year-to-date return for the Lehman Brothers Municipal Bond Index was 1.84% through September 30, 1996.

ECONOMIC FACTORS INFLUENCING PERFORMANCE:

Throughout most of the year, municipal bond prices for all maturity lengths fell as investors became concerned that the U.S. economy was growing too quickly and would cause greater inflation, forcing the Federal Reserve to increase short-term interest rates. Investors generally regained confidence in June, sending prices higher, then reversed field in August when a variety of strong economic releases revived concerns about the likelihood of a Fed tightening in September.

When the Fed did meet in late September, it decided to leave short-term rates alone. The bond market responded by rallying once again.

Municipals have generally outperformed Treasury bonds throughout most of 1996, with shorter and intermediate maturities outperforming long-term bonds as well. During the third quarter, however, longer maturities outperformed shorter maturities.

The Fund merged with the Pacifica Short-Term California Fund in September. The addition of the new assets to the portfolio principally accomplished the shortening of the average maturity and interest rate sensitivity of the Fund's portfolio that had been planned in response to the continued uncertainty about Federal Reserve action regarding short-term interest rates. The Fund's current duration, which is one measure of interest rate sensitivity, is relatively short. The Fund currently has 51.6% of its assets in AAA-rated securities.

The State of California passed a balanced budget for fiscal 1996 - 97 that provided for small tax cuts for business and increased funding for public education. For the first time in several years, the State had no deficit financing carrying over from the prior fiscal year. In light of the improvements to the State's balance sheet and the overall improvement in the State's economy, Standard & Poor's raised its rating on the State's general obligation bonds from A to A+, putting its rating in line with Moody's and Fitch.

STRATEGIC COMMENTS:

The Fund plans to reduce its interest rate sensitivity and upgrade the credit quality of its portfolio. Liquidity and high quality will continue to be emphasized.

                                                           ---------------------

CALIFORNIA TAX-FREE INCOME FUND

---------------------
PERFORMANCE AT A GLANCE
CLASS A PERFORMANCE AS OF 9/30/96
--------------------------------------------------------------------------------

                                                                        SINCE
AVERAGE ANNUAL TOTAL RETURNS                    1 YEAR      3 YEAR      INCEPTION
--------------------------------------------------------------------------------------
With Maximum 3.0% Sales Charge                  0.71%       2.63%       3.75%
--------------------------------------------------------------------------------------
Without Sales Charge                            3.86%       3.68%       4.57%
--------------------------------------------------------------------------------------

Past performance is not predictive of future results. The investment return and net asset value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may have a greater or lesser net asset value than when originally purchased.

Average annual total returns for the indicated periods represent the average annual increase in the value of an investment over the periods assuming reinvestment of dividends and capital gain distributions at net asset value.

While the Fund principally invests in obligations exempt from federal income taxes, a portion of the Fund's distributions may be subject to these or state and local taxes or the alternative minimum tax (AMT).

The Fund commenced operations on November 18, 1992.

The Fund's manager has voluntarily waived portions of its fees or has reimbursed expenses to the Fund, which has reduced operating expenses for shareholders. Without this reduction, the Fund's returns would have been lower.

---------------------
14

                                                 CALIFORNIA TAX-FREE INCOME FUND

--------------------------
GROWTH OF A $10,000 INVESTMENT

Lehman Brothers Municipal Bond - 3 Year Index SC California Tax-Free Income Class A Shares

Inception $10,000 $9,700

Nov-92 $10,070 $9,708

Dec-92 $10,130 $9,782

Jan-93 $10,206 $9,871

Feb-93 $10,367 $10,077

Mar-93 $10,336 $9,994

Apr-93 $10,395 $10,047

May-93 $10,424 $10,062

Jun-93 $10,490 $10,153

Jul-93 $10,496 $10,128

Aug-93 $10,593 $10,270

Sep-93 $10,640 $10,351

Oct-93 $10,662 $10,373

Nov-93 $10,648 $10,343

Dec-93 $10,760 $10,477

Jan-94 $10,847 $10,551

Feb-94 $10,746 $10,400

Mar-94 $10,616 $10,283

Apr-94 $10,679 $10,317

May-94 $10,729 $10,353

Jun-94 $10,732 $10,337

Jul-94 $10,821 $10,435

                                                           ---------------------

CALIFORNIA TAX-FREE INCOME FUND

Aug-94 $10,860 $10,451

Sep-94 $10,833 $10,414

Oct-94 $10,807 $10,377

Nov-94 $10,788 $10,308

Dec-94 $10,834 $10,361

Jan-95 $10,924 $10,478

Feb-95 $11,039 $10,624

Mar-95 $11,138 $10,714

Apr-95 $11,176 $10,734

May-95 $11,347 $10,886

Jun-95 $11,374 $10,889

Jul-95 $11,494 $10,984

Aug-95 $11,584 $11,062

Sep-95 $11,617 $11,107

Oct-95 $11,673 $11,173

Nov-95 $11,747 $11,251

Dec-95 $11,796 $11,308

Jan-96 $11,888 $11,399

Feb-96 $11,890 $11,389

Mar-96 $11,861 $11,315

Apr-96 $11,876 $11,318

May-96 $11,886 $11,315

Jun-96 $11,957 $11,371

Jul-96 $12,023 $11,452

Aug-96 $12,042 $11,460

---------------------
16

                                                 CALIFORNIA TAX-FREE INCOME FUND

Sep-96 $12,115 $11,535

The accompanying chart compares the performance of the Stagecoach California Tax-Free Income Fund Class A shares since its inception with the Lehman Brothers Municipal Bond Index. The chart assumes a hypothetical $10,000 initial investment in the Fund and reflects all operating expenses and assumes the maximum initial sales charge of 3.0%. The Lehman Brothers 3-Year Municipal Bond Index is an unmanaged index of municipal bonds with an approximately three year average maturity. Please note that the Fund is a professionally managed mutual fund. The Index presented here is not managed, does not incur expenses and is not available directly for investment. Had this Index incurred operating expenses, its performance would have been lower.

                                                           ---------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

---------------------
18

                                                          NATIONAL TAX-FREE FUND

-------------------------
INVESTMENT ADVISER COMMENTS
RETURNS:

The Fund posted a return for the fiscal period from January 1, 1996 to September 30, 1996 of 0.80% for Class A shares. The return for Class B shares for the same period was 0.14%. The one year total returns from October 1, 1995 to September 30, 1996 were 4.03% and 3.13% respectively. These return figures are exclusive of sales charges.

BENCHMARKS:

The year-to-date return for the Lehman Brothers Municipal Bond Index was 1.84% through September 30, 1996.

ECONOMIC FACTORS INFLUENCING PERFORMANCE:

Throughout most of the year, municipal bond prices fell all along the yield curve as investors became concerned that the U.S. economy was growing too quickly and would cause greater inflation and force the Federal Reserve to increase short-term interest rates. Investors regained confidence in June, sending prices higher, then reversed field in August when a variety of strong economic releases revived concerns about the likelihood of a Fed tightening in September.

When the Fed did meet in late September, it decided to leave short-term rates alone and the bond market responded by rallying once again.

Throughout most of the year, municipal bonds have generally outperformed Treasuries. Municipal to Treasury yield ratios dropped to their lowest levels in twelve months. Strong retail demand for individual bonds contributed to the municipal market's stronger performance. During the quarter, the Fund sold bonds with relatively poor call protection to cover shareholder redemptions.

The rating agencies will be reviewing the credit impact on local governments of hurricane-damaged areas. Puerto Rico and several southeast and mid-Atlantic states have suffered losses and some counties were declared federal disaster areas. While some will receive federal aid through the Federal Emergency Management Agency, rebuilding will no doubt still cause enormous cash demands on local governments. No adverse rating changes are anticipated at this time on issuers affected by the storms. Those municipalities with good financial performance and healthy economies prior to the damage are expected to be able to successfully meet cash demands and other challenges encountered while rebuilding.

STRATEGIC COMMENT:

The Fund will continue to emphasize credit quality and call protection in its new purchases and reduce its holdings of higher coupon bonds which may be called by their issuers.

                                                           ---------------------

NATIONAL TAX-FREE FUND

---------------------
PERFORMANCE AT A GLANCE
CLASS A SHARE PERFORMANCE AS OF 9/30/96
--------------------------------------------------------------------------------

                                                                        SINCE
AVERAGE ANNUAL TOTAL RETURNS                    1 YEAR      3 YEAR      INCEPTION
--------------------------------------------------------------------------------------
With Maximum 4.5% Sales Charge                  (0.64)%     2.15%       3.69%
--------------------------------------------------------------------------------------
Without Sales Charge                            4.03 %      3.73%       5.00%
--------------------------------------------------------------------------------------

CLASS B SHARE PERFORMANCE AS OF 9/30/96
--------------------------------------------------------------------------------

                                                                        SINCE
AVERAGE ANNUAL TOTAL RETURNS                    1 YEAR      3 YEAR      INCEPTION
--------------------------------------------------------------------------------------
With Contingent Deferred Sales Charge(1)        0.13%       2.61%       3.95%
--------------------------------------------------------------------------------------
Without Contingent Deferred Sales Charge        3.13%       2.93%       4.19%
--------------------------------------------------------------------------------------
(1)Assumes redemption on 9/30/96.

Past performance is not predictive of future results. The investment return and net asset value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may have a greater or lesser net asset value than when originally purchased.

Average annual total returns for the indicated periods represent the average annual increase in the value of an investment over the periods assuming reinvestment of dividends and capital gain distributions at net asset value.

While the Fund principally invests in obligations exempt from federal income taxes, a portion of the Fund's distributions may be subject to these or state and local taxes or the alternative minimum tax (AMT).

The Stagecoach National Tax-Free Fund commenced operations on September 6, 1996 as the successor to the Pacifica National Tax-Exempt Fund (10/95 to 9/96) and the Westcore Quality Tax-Exempt Income Fund (1/93 to 9/95). Historical performance has been calculated using returns produced by these funds for applicable periods. Class A performance reflects Pacifica Class A and Westcore Fund performance. Class B performance also reflects such performance but has been adjusted to reflect Class B share expense levels in effect as of September 6, 1996.

The Fund's manager has voluntarily waived portions of its fees or has reimbursed expenses to the Fund, which has reduced operating expenses for shareholders. Without this reduction, the Fund's returns would have been lower.

---------------------
20

                                                          NATIONAL TAX-FREE FUND

--------------------------
GROWTH OF A $10,000 INVESTMENT

SC National Tax-Free Class A Shares Lehman Brothers Municipal Bond Index

Inception $9,550 $10,000

Feb-93 $9,807 $10,362

Mar-93 $9,646 $10,252

Apr-93 $9,734 $10,356

May-93 $9,753 $10,414

Jun-93 $9,922 $10,588

Jul-93 $9,887 $10,601

Aug-93 $10,089 $10,822

Sep-93 $10,235 $10,945

Oct-93 $10,224 $10,966

Nov-93 $10,168 $10,870

Dec-93 $10,342 $11,099

Jan-94 $10,464 $11,225

Feb-94 $10,195 $10,935

Mar-94 $9,909 $10,490

Apr-94 $9,967 $10,579

May-94 $10,050 $10,671

Jun-94 $10,017 $10,606

Jul-94 $10,151 $10,800

Aug-94 $10,182 $10,838

Sep-94 $10,039 $10,678

Oct-94 $9,884 $10,488

Nov-94 $9,711 $10,298

                                                           ---------------------

NATIONAL TAX-FREE FUND

Dec-94 $9,894 $10,525

Jan-95 $10,107 $10,826

Feb-95 $10,362 $11,141

Mar-95 $10,463 $11,269

Apr-95 $10,487 $11,282

May-95 $10,751 $11,642

Jun-95 $10,726 $11,540

Jul-95 $10,835 $11,649

Aug-95 $10,940 $11,797

Sep-95 $10,980 $11,872

Oct-95 $11,107 $12,045

Nov-95 $11,243 $12,244

Dec-95 $11,331 $12,362

Jan-96 $11,434 $12,456

Feb-96 $11,367 $12,371

Mar-96 $11,201 $12,213

Apr-96 $11,179 $12,179

May-96 $11,152 $12,174

Jun-96 $11,219 $12,307

Jul-96 $11,361 $12,417

Aug-96 $11,324 $12,415

Sep-96 $11,422 $12,589

THE RETURN FOR CLASS B SHARES OF THE NATIONAL TAX-FREE FUND WILL VARY FROM THE RESULTS SHOWN DUE TO DIFFERENT EXPENSES AND LOAD STRUCTURES.

The accompanying chart compares the performance of the Stagecoach National Tax-Free Fund shares since the inception of the predecessor Pacifica and Westcore Funds (the "predecessor funds") with the Lehman Brothers Municipal Bond Index. The chart assumes a hypothetical $10,000 initial investment in the Fund. The chart reflects the Class A shares operating expenses and the performance of the predecessor funds and assumes the maximum initial sales charge of 4.5%. The Lehman Brothers Municipal Bond Index

---------------------
22

                                                          NATIONAL TAX-FREE FUND
is an unmanaged index of municipal bonds with an approximately three year average maturity. Please note that the Fund is a professionally managed mutual fund. The Index presented here is not managed, does not incur expenses and is not available directly for investment. Had this Index incurred operating expenses, its performance would have been lower.

                                                           ---------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

---------------------
24

                                                            OREGON TAX-FREE FUND

-------------------------
INVESTMENT ADVISER COMMENTS
RETURNS:

The Fund posted a return for the fiscal period from January 1, 1996 to September 30, 1996 of 1.01% for Class A shares. The return for Class B shares for the same period was 0.42%. The one year total returns from October 1, 1995 to September 30, 1996 were 5.03% and 4.30%, respectively. These return figures are exclusive of sales charges.

BENCHMARKS:

The year-to-date return for the Lehman Brothers Municipal Bond Index was 1.84% through September 30, 1996.

ECONOMIC FACTORS INFLUENCING PERFORMANCE:

Throughout most of the year, municipal bond prices fell all along the yield curve as investors became concerned that the U.S. economy was growing too quickly and would cause greater inflation and force the Federal Reserve to increase short-term interest rates. Investors generally regained confidence in June, sending prices higher, then reversed field in August when a variety of strong economic releases revived concerns about the likelihood of a Fed tightening in September.

When the Fed did meet in late September, it decided to leave short-term rates alone and the bond market responded by rallying once again.

Throughout most of the year, municipal bonds have generally outperformed Treasuries. Municipal to Treasury yield ratios dropped to their lowest levels in twelve months. Strong retail demand for individual bonds contributed to the municipal market's stronger performance. During the quarter, the Fund sold bonds with relatively poor call protection to cover shareholder redemptions.

A large volume of new bonds have been issued in Oregon. The excess of new municipal supply caused Oregon bonds to trade at levels considered attractive relative to comparable national tax exempt securities.

STRATEGIC COMMENT:

Municipal issuers are generally anxious to come to market before the November election because Oregon's new tax initiatives could limit their taxing authority. Bond counselors generally are of the opinion that bonds issued prior to the elections would be protected by the contracts clause in the existing bonds. If the new tax measures pass, the long-term credit quality of local governments could be adversely affected by the municipalities restricted financial flexibility. We will be closely monitoring the progress.

The Fund will continue to emphasize credit quality and call protection in its new purchases and reduce its holdings of higher coupon bonds that may be recalled by their issuers.

                                                           ---------------------

OREGON TAX-FREE FUND

---------------------
PERFORMANCE AT A GLANCE
CLASS A SHARE PERFORMANCE AS OF 9/30/96
--------------------------------------------------------------------------------

                                                                         SINCE
AVERAGE ANNUAL TOTAL RETURNS         1 YEAR      3 YEAR      5 YEAR      INCEPTION
---------------------------------------------------------------------------------------
With Maximum 4.5% Sales Charge       0.31%       1.99%       5.37%       6.48%
---------------------------------------------------------------------------------------
Without Sales Charge                 5.03%       3.56%       6.34%       7.08%
---------------------------------------------------------------------------------------

CLASS B SHARE PERFORMANCE AS OF 9/30/96
--------------------------------------------------------------------------------

                                                                         SINCE
AVERAGE ANNUAL TOTAL RETURNS         1 YEAR      3 YEAR      5 YEAR      INCEPTION
----------------------------------------------------------------------------------------
With Contingent Deferred Sales
Charge(1)                            1.30%       2.53%       5.61%       6.33%
----------------------------------------------------------------------------------------
Without Contingent Deferred Sales
Charge                               4.30%       2.84%       5.61%       6.33%
----------------------------------------------------------------------------------------
(1)Assumes redemption on 9/30/96.

Past performance is not predictive of future results. The investment return and net asset value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may have a greater or lesser net asset value than when originally purchased.

Average annual total returns for the indicated periods represent the average annual increase in the value of an investment over the periods assuming reinvestment of dividends and capital gain distributions at net asset value.

While the Fund principally invests in obligations exempt from federal income taxes, a portion of the Fund's distributions may be subject to these or state and local taxes or the alternative minimum tax (AMT).

The Stagecoach Oregon Tax-Free Fund commenced operations on September 6, 1996 as the successor to the Pacifica Oregon Tax-Exempt Fund (10/95 to 9/96) and the Westcore Oregon Tax-Free Fund (6/88 to 9/95). Historical performance has been calculated using returns produced by these funds for applicable periods. Class A performance reflects Pacifica Class A and Westcore Fund performance. Class B performance also reflects such performance but has been adjusted to reflect Class B share expense levels in effect as of September 6, 1996.

The Fund's manager has voluntarily waived portions of its fees or has reimbursed expenses to the Fund, which has reduced operating expenses for shareholders. Without this reduction, the Fund's returns would have been lower.

---------------------
26

                                                            OREGON TAX-FREE FUND

--------------------------
GROWTH OF A $10,000 INVESTMENT

SC Oregon Tax-Free Class A Shares Lehman Brothers Municipal Bond Index

Inception $9,550 $10,000

Jun-88 $9,595 $10,146

Jul-88 $9,579 $10,212

Aug-88 $9,731 $10,221

Sep-88 $9,890 $10,406

Oct-88 $9,838 $10,589

Nov-88 $9,932 $10,492

Dec-88 $10,015 $10,599

Jan-89 $10,108 $10,818

Feb-89 $10,027 $10,695

Mar-89 $10,022 $10,669

Apr-89 $10,207 $10,922

May-89 $10,365 $11,149

Jun-89 $10,531 $11,301

Jul-89 $10,624 $11,455

Aug-89 $10,588 $11,342

Sep-89 $10,519 $11,308

Oct-89 $10,660 $11,446

Nov-89 $10,829 $11,647

Dec-89 $10,841 $11,742

Jan-90 $10,755 $11,687

Feb-90 $10,877 $11,791

Mar-90 $10,836 $11,795

                                                           ---------------------

OREGON TAX-FREE FUND

Apr-90 $10,748 $11,710

May-90 $10,967 $11,965

Jun-90 $11,073 $12,070

Jul-90 $11,245 $12,248

Aug-90 $11,046 $12,070

Sep-90 $11,094 $12,077

Oct-90 $11,233 $12,296

Nov-90 $11,419 $12,543

Dec-90 $11,494 $12,598

Jan-91 $11,627 $12,767

Feb-91 $11,750 $12,878

Mar-91 $11,792 $12,883

Apr-91 $11,903 $13,055

May-91 $12,017 $13,171

Jun-91 $11,988 $13,158

Jul-91 $12,170 $13,318

Aug-91 $12,292 $13,494

Sep-91 $12,416 $13,669

Oct-91 $12,506 $13,792

Nov-91 $12,472 $13,831

Dec-91 $12,709 $14,128

Jan-92 $12,723 $14,161

Feb-92 $12,765 $14,165

Mar-92 $12,776 $14,171

Apr-92 $12,885 $14,297

May-92 $13,032 $14,466

Jun-92 $13,229 $14,709

---------------------
28

                                                            OREGON TAX-FREE FUND

Jul-92 $13,657 $15,150

Aug-92 $13,477 $15,001

Sep-92 $13,503 $15,099

Oct-92 $13,298 $14,951

Nov-92 $13,588 $15,219

Dec-92 $13,729 $15,374

Jan-93 $13,842 $15,552

Feb-93 $14,280 $16,115

Mar-93 $14,115 $15,944

Apr-93 $14,270 $16,105

May-93 $14,382 $16,195

Jun-93 $14,634 $16,466

Jul-93 $14,655 $16,487

Aug-93 $14,999 $16,830

Sep-93 $15,200 $17,022

Oct-93 $15,196 $17,054

Nov-93 $15,152 $16,904

Dec-93 $15,429 $17,261

Jan-94 $15,601 $17,458

Feb-94 $15,242 $17,006

Mar-94 $14,610 $16,314

Apr-94 $14,539 $16,452

May-94 $14,716 $16,595

Jun-94 $14,564 $16,494

Jul-94 $14,834 $16,796

Aug-94 $14,886 $16,855

Sep-94 $14,620 $16,607

                                                           ---------------------

OREGON TAX-FREE FUND

Oct-94 $14,271 $16,311

Nov-94 $13,982 $16,016

Dec-94 $14,428 $16,369

Jan-95 $14,902 $16,836

Feb-95 $15,320 $17,326

Mar-95 $15,424 $17,525

Apr-95 $15,431 $17,546

May-95 $15,882 $18,106

Jun-95 $15,722 $17,947

Jul-95 $15,821 $18,117

Aug-95 $15,962 $18,347

Sep-95 $16,075 $18,463

Oct-95 $16,297 $18,732

Nov-95 $16,568 $19,043

Dec-95 $16,714 $19,226

Jan-96 $16,762 $19,372

Feb-96 $16,676 $19,240

Mar-96 $16,454 $18,994

Apr-96 $16,388 $18,940

May-96 $16,405 $18,933

Jun-96 $16,561 $19,139

Jul-96 $16,717 $19,312

Aug-96 $16,711 $19,308

Sep-96 $16,883 $19,578

THE RETURN FOR CLASS B SHARES OF THE OREGON TAX-FREE FUND WILL VARY FROM THE RESULTS SHOWN DUE TO DIFFERENT EXPENSES AND LOAD STRUCTURES.

---------------------
30

                                                            OREGON TAX-FREE FUND

The accompanying chart compares the performance of the Stagecoach Oregon Tax-Free Fund since the inception of the predecessor Pacifica and Westcore Funds (the "predecessor funds") with the Lehman Brothers Municipal Bond Index. The chart assumes a hypothetical $10,000 initial investment in the Fund. The chart reflects the Class A shares operating expenses and the performace of the predecessor funds and assumes the maximum initial sales charge of 4.5%. The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds with an approximately three year average maturity. Please note that the Fund is a professionally managed mutual fund. The Index presented here is not managed, does not incur expenses and is not available directly for investment. Had this Index incurred operating expenses, its performance would have been lower.

                                                           ---------------------

                                                           ARIZONA TAX-FREE FUND
---------------------------------------------------
PORTFOLIO OF INVESTMENTS  - SEPTEMBER 30, 1996

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             ARIZONA MUNICIPAL BONDS - 95.34%
$   500,000  Arizona State Wastewater Management Authority
               Financial Assistance AMBAC Insured                 5.60 %        07/01/12   $     497,255
    130,000  Bullhead City AZ Special Assessment Parkway
               Improvement District                               6.10          01/01/02         136,739
    170,000  Bullhead City AZ Special Assessment Parkway
               Improvement District                               6.10          01/01/03         179,389
    500,000  Chandler AZ Street & Highway User Revenue            6.00          07/01/11         519,215
    200,000  Coconino & Yavapai County AZ Sedona USD              6.10          07/01/00         208,934
    650,000  Coconino & Yavapai County AZ Sedona USD              5.40          07/01/02         663,442
    700,000  Glendale AZ High School USD                          5.10          07/01/05         702,611
    110,000  Glendale AZ Improvement District                     6.00          01/01/01         115,030
    175,000  Glendale AZ Improvement District                     6.00          01/01/02         183,932
    235,000  Glendale AZ Water & Sewer Revenue                    9.00          07/01/03         291,264
    500,000  Maricopa County AZ Community College District
               Building Revenue MBIA Insured                      5.05          07/15/04         501,570
    500,000  Maricopa County AZ USD Fountain Hills                5.13          07/01/10         485,010
    495,000  Maricopa County AZ USD Glendale FGIC Insured         5.00          07/01/10         471,903
  1,500,000  Maricopa County AZ USD Mesa GO FGIC Insured          5.55          07/01/04       1,531,515
    150,000  Maricopa County AZ USD Osborn                        6.10          07/01/04         160,098
  1,000,000  Maricopa County AZ USD Paradise Valley MBIA
               Insured                                            5.40          07/01/12         984,890
  1,500,000  Maricopa County AZ USD Peoria                        5.50          07/01/10       1,487,535
    500,000  Maricopa County AZ USD Phoenix Series A              5.50          07/01/10         502,740
    500,000  Maricopa County AZ USD Phoenix Series A              5.40          07/01/09         500,725
    330,000  Maricopa County AZ USD Temple FGIC Insured           5.00          07/01/03         332,723
    415,000  Maricopa County AZ USD Tolleson AMBAC Insured        5.80          07/01/07         431,127
    150,000  Maricopa County AZ USD Tolleson FGIC Insured         5.45          07/01/04         153,248

------------------------
20

                                                           ARIZONA TAX-FREE FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             ARIZONA MUNICIPAL BONDS (CONTINUED)
$   500,000  Mohave County AZ IDA Baptist Hospital MBIA
               Insured                                            5.70 %        09/01/15   $     496,485
    500,000  Navajo County AZ USD Blueridge GO FSA Insured        5.80          07/01/07         519,080
    100,000  Peoria AZ Improvement District                       7.30          01/01/99         104,750
    500,000  Phoenix AZ Civic Improvement Water System
               Revenue                                            5.60          07/01/17         496,895
    215,000  Phoenix AZ Special Assessment Central Avenue
               Improvement District                               7.00          01/01/99         224,251
    750,000  Phoenix AZ Street & Highway User Revenue             6.40          07/01/04         809,805
    335,000  Pima County AZ Community College District            5.50          07/01/12         332,387
    250,000  Pima County AZ USD Amphitheater Series E             6.50          07/01/05         274,535
     75,000  Pima County AZ USD Amphitheater Series E             6.00          07/01/04          78,663
    300,000  Pima County AZ USD Tucson FGIC Insured               5.90          07/01/05         317,769
    800,000  Pima County AZ USD Tucson Series D FGIC Insured      6.10          07/01/12         829,896
    500,000  Salt River AZ Agricultural Improvement Series A      5.75          01/01/13         503,895
    500,000  Salt River AZ Agricultural Improvement Series A      5.30          01/01/03         514,590
    250,000  Salt River AZ Agricultural Improvement Series A      5.63          01/01/06         261,495
    500,000  Salt River AZ Agricultural Improvement Series B      5.25          01/01/13         480,305
  2,000,000  Salt River AZ Agricultural Improvement Series C      5.00          01/01/16       1,832,780
    250,000  Tucson AZ GO FGIC Insured                            5.80          07/01/05         265,198
    500,000  Tucson AZ Street & Highway User Revenue MBIA
               Insured                                            5.10          07/01/03         505,305
    500,000  Tucson AZ Street & Highway User Revenue MBIA
               Insured                                            5.50          07/01/12         491,060
    500,000  University AZ Foundation COP MBIA Insured            4.90          08/01/08         473,084

                                                           ---------------------

ARIZONA TAX-FREE FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             ARIZONA MUNICIPAL BONDS (CONTINUED)
$   500,000  Yuma County AZ Municipal Property Corp Revenue
               AMBAC Insured                                      5.13 %        07/01/08   $     486,640
    500,000  Yuma County AZ USD FGIC Insured                      5.70          07/01/06         520,265
                                                                                           --------------
             TOTAL ARIZONA MUNICIPAL BONDS                                                 $  21,860,028
             (Cost $21,703,897)

             SHORT-TERM ARIZONA MUNICIPAL BOND+ - 1.31%
$   300,000  Phoenix AZ GO V/R                                    3.45 %        06/01/20   $     300,000
             (Cost $300,000)

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $22,003,897)* (Notes 1 and 3)                      96.65%               $  22,160,028
              Other Assets and Liabilities                              3.35                      767,707
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $  22,927,735
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

  + THIS VARIABLE RATE SECURITY IS SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE REMAINING MATURITY.
  * COST FOR FEDERAL INCOME TAX PURPOSES ARE THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

Gross Unrealized Appreciation   $    355,013
Gross Unrealized Depreciation       (198,882)
                                ------------
NET UNREALIZED APPRECIATION     $    156,131
                                ------------
                                ------------

The accompanying notes are an integral part of these financial statements.

------------------------
22

                                                   CALIFORNIA TAX-FREE BOND FUND
---------------------------------------------------
PORTFOLIO OF INVESTMENTS  - SEPTEMBER 30, 1996

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             CALIFORNIA MUNICIPAL BONDS - 94.08%
$ 3,000,000  ABAG Finance Authority for Nonprofit Corp CA
               Stanford University Hospital                       5.50 %        11/01/13   $   2,854,980
  1,000,000  Alameda CA USD AMBAC Insured                         5.95          07/01/09       1,035,640
  1,000,000  Alameda CA USD AMBAC Insured                         6.05          07/01/11       1,032,310
  2,000,000  Alameda County CA Public Facilities Corp COP         6.25          06/01/06       2,091,340
  3,620,000  Antioch CA Public FA Water Revenue Water
               Treatment Plant Project MBIA Insured               5.63          07/01/14       3,618,480
  1,330,000  Arcadia CA USD Capital Appreciation Series A
               MBIA Insured                                       6.77 *        09/01/06         785,698
  1,430,000  Arcadia CA USD Capital Appreciation Series A
               MBIA Insured                                       7.37 *        09/01/07         792,678
  2,545,000  Bonita CA USD COP MBIA Insured                       5.63          05/01/10       2,572,690
  1,300,000  Burbank Glendale Pasadena CA Airport Authority
               Revenue AMBAC Insured                              6.40          06/01/10       1,360,294
  1,500,000  California State DWR Central Valley Project
               Revenue                                            5.00          12/01/12       1,407,675
    400,000  California State DWR Central Valley Project
               Revenue Series F                                   6.00          12/01/11         403,096
  5,000,000  California State DWR Central Valley Project
               Revenue Series J                                   6.00          12/01/07       5,359,500
  1,830,000  California State DWR Central Valley Project
               Revenue Series L                                   5.75          12/01/13       1,829,780
  1,000,000  California State DWR Central Valley Project
               Revenue Series L                                   5.75          12/01/14         999,880
  3,235,000  California State DWR Central Valley Project
               Revenue Series O                                   4.75          12/01/17       2,826,840
    680,000  California State EDFA Revenue Mills College          6.70          09/01/05         739,996
     50,000  California State EDFA Revenue Pomona College         6.13          02/15/08          52,516
  1,000,000  California State EDFA Revenue Pomona College GO      5.60          12/01/14         965,000
  3,200,000  California State EDFA Revenue Pomona College GO      6.00          02/15/17       3,239,200

                                                           ---------------------

CALIFORNIA TAX-FREE BOND FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             CALIFORNIA MUNICIPAL BONDS (CONTINUED)
$ 4,435,000  California State EDFA Revenue St Mary's College      4.75 %        10/01/20   $   3,650,271
    750,000  California State EDFA Revenue University of San
               Diego Project                                      6.50          10/01/08         799,103
  1,000,000  California State EDFA Revenue University of San
               Francisco MBIA Insured                             5.60          10/01/10       1,017,220
  1,000,000  California State GO                                  4.75          09/01/12         901,850
  1,000,000  California State GO                                  4.75          09/01/11         905,680
  1,000,000  California State GO                                  6.70          02/01/04       1,105,810
  3,000,000  California State GO AMBAC Insured                    5.75          03/01/15       3,005,370
  1,910,000  California State GO Eagles II Series 6               7.54 *        04/01/10         887,577
  3,000,000  California State GO MBIA Insured                     6.00          10/01/10       3,174,450
     50,000  California State HFA Home Mortgage Revenue
               Series B FHA Collateralized                        6.90          08/01/16          50,529
    200,000  California State HFA Home Mortgage Revenue
               Series B MBIA Insured                              6.90          08/01/16         202,088
    300,000  California State HFA Home Mortgage Revenue
               Series G AMT Multiple Credit Enhancements          6.95          08/01/11         316,710
    500,000  California State HFA Home Multi Unit Rental
               Mortgage Revenue Series B-II                       6.70          08/01/15         520,300
    500,000  California State HFA Home Multi-Unit Rental
               Mortgage Revenue Series C-II AMT                   6.85          08/01/15         520,180
  1,250,000  California State HFA Multi-Unit Rental Housing
               Revenue Series A AMT                               5.50          08/01/15       1,147,725
  1,500,000  California State HFFA Revenue Kaiser Permanente
               Series A                                           6.25          03/01/21       1,557,885
  2,000,000  California State HFFA Revenue Scripps Memorial
               Hospital MBIA Insured                              6.40          10/01/12       2,098,160
  2,000,000  California State HFFA Revenue Scripps Research
               Institute                                          6.63          07/01/14       2,123,940
    600,000  California State HFFA Revenue Small Insured
               Health Facilities Series A                         6.70          03/01/11         628,788
  1,000,000  California State HFFA Revenue Special Episcopal
               Homes Mortgage                                     7.30          07/01/00       1,020,850
  5,000,000  California State HFFA San Diego Hospital
               Association MBIA Insured                           6.20          08/01/12       5,146,150

------------------------
24

                                                   CALIFORNIA TAX-FREE BOND FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             CALIFORNIA MUNICIPAL BONDS (CONTINUED)
$ 1,795,000  California State HFFA Scripps Memorial Hospital
               Series A MBIA Insured                              6.25 %        10/01/13   $   1,858,453
  2,500,000  California State PCFA Pacific Gas & Electric Co
               AMT                                                6.35          06/01/09       2,596,725
  1,445,000  California State PCFA Pacific Gas & Electric Co
               AMT                                                6.63          06/01/09       1,534,330
  2,000,000  California State Public Works Board Lease
               Revenue Community Colleges                         6.63          09/01/07       2,140,680
  3,000,000  California State Public Works Board Lease
               Revenue Department of Corrections AMBAC
               Insured                                            5.25          01/01/21       2,804,790
  3,000,000  California State Public Works Board Lease
               Revenue Department of Corrections AMBAC
               Insured                                            6.40          11/01/10       3,236,580
  2,000,000  California State Public Works Board Lease
               Revenue Department of Corrections Series A
               AMBAC Insured                                      5.50          01/01/15       1,972,380
  1,000,000  California State Public Works Board Lease
               Revenue University Of California Project
               Series A AMBAC Insured                             6.00          12/01/12       1,017,360
  1,755,000  California State Public Works Board Lease
               Revenue University Of California Project
               Series A AMBAC Insured                             6.30          12/01/09       1,872,497
  5,000,000  California State Universities & Colleges
               Revenue HSG System FGIC Insured                    5.80          11/01/17       5,030,050
  1,500,000  California Statewide CDA Lease Revenue Oakland
               Convention Centers Project AMBAC Insured           5.50          10/01/14       1,462,980
  6,800,000  California Statewide CDA Lease Revenue Oakland
               Convention Centers Project AMBAC Insured           6.00          10/01/10       7,026,780
  1,000,000  California Statewide CDA Motion Picture and
               Television Development AMBAC Insured               5.20          01/01/11         958,800
  1,750,000  California Statewide CDA Motion Picture and
               Television Development AMBAC Insured               5.25          01/01/12       1,675,013

                                                           ---------------------

CALIFORNIA TAX-FREE BOND FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             CALIFORNIA MUNICIPAL BONDS (CONTINUED)
$   500,000  California Statewide CDA Revenue COP Health
               Facilities Barton Memorial Hospital LOC -
               Banque Nationale de Paris                          6.40 %        12/01/05   $     508,100
  1,810,000  California Statewide CDA Revenue COP Hospital
               Cedars Sinai Medical Center                        6.50          08/01/12       1,917,930
  1,500,000  California Statewide CDA Revenue COP Sutter
               Health Obligated Group AMBAC Insured               6.00          08/15/09       1,539,600
  1,935,000  California Statewide CDA Water Revenue Series A      6.00          07/01/10       1,985,504
  2,000,000  Capistrano CA Unified PFA Special Tax Revenue
               AMBAC Insured                                      5.25          09/01/09       1,950,000
    200,000  Capitol Area Development Authority Sacramento
               CA Lease Revenue Series A MBIA Insured             6.50          04/01/12         212,402
  1,000,000  Cerritos CA PFA Redevelopment Los Cerritos
               Redevelopment Project Revenue                      6.05          11/01/20         988,680
  1,800,000  Chino Basin CA Regional Financial Authority
               Revenue Municipal Water District Sewer
               Systems Project AMBAC insured                      6.00          08/01/16       1,843,218
    400,000  Chula Vista CA COP Town Centre II Package
               Project RDA                                        6.00          09/01/07         408,608
    735,000  Chula Vista CA COP Town Centre II Package
               Project RDA                                        6.00          09/01/08         745,680
    820,000  Chula Vista CA COP Town Centre II Package
               Project Redevelopment Agency                       6.00          09/01/10         826,232
  2,000,000  Coachella CA Water Revenue COP FSA Insured           6.10          03/01/22       2,050,040
    985,000  Coachella Valley CA Water District Improvement
               District #07 Storm Water District Flood
               Control Project                                    6.45          10/01/05       1,056,738
  1,000,000  Coachella Valley CA Water District Improvement
               District #71 Storm Water District Flood
               Control                                            6.60          10/01/06       1,073,500
  2,500,000  Concord CA RDFA Tax Allocation                       5.75          07/01/10       2,373,575
  3,240,000  Contra Costa CA Water District Revenue FGIC
               Insured                                            6.00          10/01/13       3,316,432

------------------------
26

                                                   CALIFORNIA TAX-FREE BOND FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             CALIFORNIA MUNICIPAL BONDS (CONTINUED)
$ 2,505,000  Contra Costa CA Water Treatment Revenue FGIC
               Insured                                            5.70 %        10/01/12   $   2,508,206
  1,500,000  Contra Costa County CA COP Public Facilities
               Merrithew Memorial Hospital Replacement            6.60          11/01/12       1,563,825
  2,000,000  Contra Costa County CA Transportation Authority
               Sales Tax Revenue Series A Escrowed to
               Maturity                                           6.50          03/01/09       2,204,020
  1,000,000  Contra Costa County CA Water Treatment Revenue
               Series A FGIC Insured                              5.60          10/01/10       1,004,500
  1,045,000  Corona CA PFA Public Improvement Revenue             5.95          07/01/07       1,035,407
  1,075,000  Cotati CA Facilities Financing Authority Tax
               Allocation Series A                                5.60          09/01/12       1,004,803
  1,250,000  Cucamonga County CA Water District COP
               Refinancing Facilities FGIC Insured                6.30          09/01/12       1,304,475
     15,000  Culver City CA RDFA AMBAC Insured                    6.75          11/01/15          15,993
  2,500,000  Cupertino CA Series A AMBAC Insured                  5.75          07/01/16       2,510,575
  1,450,000  Cupertino CA Series B                                6.25          07/01/10       1,476,492
  1,855,000  Duarte CA COP City of Hope National Medical
               Center                                             6.13          04/01/13       1,830,440
  1,000,000  East Bay CA MUD Wastewater Treatment Revenue
               FGIC Insured                                       5.00          06/01/16         920,980
  3,000,000  East Bay CA MUD Wastewater Treatment Revenue
               MBIA Insured                                       5.00          06/01/14       2,792,580
  1,500,000  East Bay CA MUD Wastewater Treatment System
               Revenue AMBAC Insured                              6.00          06/01/09       1,557,660
  1,000,000  East Bay CA MUD Water System Revenue FGIC
               Insured                                            6.00          06/01/12       1,019,550
  1,195,000  East Bay CA Regional Park District Series B          5.75          09/01/14       1,181,401
  5,000,000  Elsinore Valley CA Municipal Water District COP
               Series A FGIC Insured                              5.75          07/01/19       5,021,150
  1,000,000  Elsinore Valley CA Municipal Water District COP
               Series A FGIC Insured                              6.00          07/01/12       1,044,410
  3,000,000  Emeryville CA PFA Housing Increment Revenue
               Series A                                           6.35          05/01/10       3,085,230

                                                           ---------------------

CALIFORNIA TAX-FREE BOND FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             CALIFORNIA MUNICIPAL BONDS (CONTINUED)
$ 2,000,000  Escondido CA PFA Lease Revenue Escondido Civic
               Center Project Series B AMBAC Insured              6.13 %        09/01/11   $   2,143,800
  1,080,000  Escondido CA USD Series A FGIC Insured               5.13          09/01/15       1,018,019
  1,110,000  Folsom CA PFA Revenue AMBAC Insured                  6.00          10/01/12       1,132,600
  1,000,000  Foothill CA De Anza Community College Connie
               Lee Insured                                        5.25          09/01/21         925,450
  1,270,000  Fremont CA USD Alameda County Series E FGIC
               Insured                                            5.90          09/01/15       1,303,299
  2,000,000  Fresno CA Conference Center                          5.00          04/01/13       1,867,320
  2,000,000  Fresno CA Joint Powers Financing Authority
               Street Light Acquisition Project Series A          5.50          08/01/12       1,886,280
  2,000,000  Fresno CA USD FSA Insured                            5.88          08/01/20       2,014,380
  3,000,000  Fresno CA Water System Revenue FGIC Insured          6.00          06/01/16       3,071,070
  1,500,000  Glendale CA RDFA Tax Allocation Revenue AMBAC
               Insured                                            5.50          12/01/09       1,496,610
  1,000,000  Glendale CA RDFA Tax Allocation Revenue AMBAC
               Insured                                            5.50          12/01/11         987,530
    575,000  Huntington Beach CA PFA Revenue Bond                 6.55          08/01/01         571,866
  1,000,000  Indian Wells CA RDFA Tax Allocation Whitewater
               Project MBIA Insured                               6.00          12/01/14       1,023,910
  1,310,000  Indian Wells CA Redevelopment Agency Tax
               Allocation MBIA Insured                            5.38          12/01/15       1,264,923
    200,000  Industry CA Urban Development Agency                 6.85          11/01/04         215,000
  1,270,000  Industry CA Urban Development Agency Tax
               Allocation MBIA Insured                            5.80          05/01/09       1,297,089
  1,000,000  Industry CA Urban Development Agency Tax
               Allocation MBIA Insured                            6.00          05/01/15       1,026,660
  1,350,000  Jackson CA COP Water System Acquisition Project      6.80          09/01/23       1,374,975
    270,000  Jamul-Dulzura CA USD                                 6.40          08/01/16         288,004
  2,000,000  Kern CA High School District MBIA Insured            5.60          08/01/12       2,104,020
  1,185,000  La Verne CA COP Capital Improvements Projects        5.70          06/01/15       1,125,951
    500,000  Lemon Grove CA CDA Lemon Grove Redevelopment
               Project                                            6.65          08/01/06         521,285

------------------------
28

                                                   CALIFORNIA TAX-FREE BOND FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             CALIFORNIA MUNICIPAL BONDS (CONTINUED)
$ 3,000,000  Long Beach CA Finance Authority Revenue              6.00 %        11/01/08   $   3,178,890
  2,000,000  Long Beach CA Water Revenue                          6.00          05/01/14       2,041,200
  1,000,000  Long Beach CA Water Revenue                          6.13          05/01/19       1,021,580
  1,000,000  Los Angeles CA Community College District COP
               Series A CGIC Insured                              5.90          08/15/07       1,045,370
  4,695,000  Los Angeles CA DW&P Electric Plant Revenue           5.70          09/01/11       4,692,089
    200,000  Los Angeles CA DW&P Electric Plant Revenue           6.38          02/01/20         209,860
  2,000,000  Los Angeles CA DW&P Electric Plant Revenue
               Second Issue                                       5.75          08/15/11       2,004,860
  2,000,000  Los Angeles CA DW&P Electrical Plant Revenue
               FGIC Insured                                       4.75          08/15/09       1,858,580
  3,000,000  Los Angeles CA DW&P Waterworks Revenue               5.70          04/15/09       3,030,480
  2,145,000  Los Angeles CA Harbor Department of Revenue          6.40          08/01/15       2,260,766
    340,000  Los Angeles CA Municipal Improvement Corp Lease
               Revenue Central Library Project Series A           6.30          06/01/16         342,822
  4,000,000  Los Angeles CA Wastewater System Revenue AMBAC
               Insured                                            6.25          06/01/12       4,164,880
  1,300,000  Los Angeles CA Wastewater System Revenue Series
               A MBIA Insured                                     5.70          06/01/13       1,296,867
  1,000,000  Los Angeles CA Wastewater System Revenue Series
               C MBIA Insured                                     5.50          06/01/13         981,550
  7,000,000  Los Angeles CA Wastewater System Revenue Series
               D FGIC Insured                                     5.20          11/01/21       6,474,160
  1,975,000  Los Angeles County CA Metropolitan
               Transportation Authority Sales Tax Revenue
               Series A                                           5.50          07/01/13       1,891,023
  2,250,000  Los Angeles County CA Transportation Commission
               Sales Tax Revenue                                  6.25          07/01/16       2,251,215
  2,000,000  Los Angeles USD COP Dr Francisco Bravo Medical
               Hospital                                           6.60          06/01/05       2,150,280
  1,370,000  Madera CA RDFA Tax Allocation Revenue CGIC
               Insured                                            5.75          09/01/11       1,381,508

                                                           ---------------------

CALIFORNIA TAX-FREE BOND FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             CALIFORNIA MUNICIPAL BONDS (CONTINUED)
$ 1,000,000  Menlo Park CA CDA Tax Allocation Revenue MBIA
               Insured                                            5.38 %        06/01/16   $     960,000
  2,485,000  Merced County CA COP Construction & Equipment
               Project Lease Revenue FSA Insured                  6.00          10/01/12       2,527,618
  8,000,000  Metropolitan Water District Southern CA Water
               Works Revenue                                      5.75          07/01/13       8,005,520
  2,000,000  Metropolitan Water District Southern CA Water
               Works Revenue MBIA Insured                         5.75          07/01/15       2,019,660
    705,000  Mid Peninsula CA Regional Open Space District
               Promissory Notes                                   6.30          07/01/11         740,398
    750,000  Mid Peninsula CA Regional Open Space District
               Promissory Notes                                   6.35          07/01/12         786,075
  1,000,000  Modesto CA Irrigation District Financing
               Authority Domestic Water Project Revenue
               Series A AMBAC Insured                             6.00          09/01/09       1,036,250
    975,000  Montclair CA RDFA Lease Revenue Series A             5.80          11/01/10         979,319
    100,000  Montclair CA RDFA Lease Revenue Series A             6.63          11/01/11         104,306
  1,000,000  Mountain View CA Shoreline Regional Park
               Community Tax Allocation MBIA Insured              5.50          08/01/13         981,250
  1,000,000  National City CA CDA Tax Allocation Downtown
               Redevelopment Project Series A AMBAC Insured       6.25          08/01/12       1,038,750
  1,230,000  National City CA CDA Tax Allocation Downtown
               Redevelopment Project Series B AMT AMBAC
               Insured                                            6.63          08/01/12       1,306,555
    720,000  Natomas CA USD Series A MBIA Insured                 5.75          09/01/12         726,048
    750,000  Nevada County CA Solid Waste Revenue                 6.50          10/01/06         799,545
  1,000,000  Northern California Power Agency Multiple
               Capital Facilities Revenue Series A MBIA
               Insured                                            6.50          08/01/12       1,069,760
  7,000,000  Northern California Transmission Revenue
               Transmission Project A MBIA Insured                5.50          05/01/14       6,867,140
  4,280,000  Northridge CA Water District Revenue AMBAC
               Insured                                            5.25          02/01/14       4,127,932
  1,465,000  Oakland CA FGIC Insured                              6.00          06/15/12       1,493,758

------------------------
30

                                                   CALIFORNIA TAX-FREE BOND FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             CALIFORNIA MUNICIPAL BONDS (CONTINUED)
$ 2,000,000  Oceanside CA Water Reuse Finance Project A
               AMBAC Insured                                      6.40 %        10/01/12   $   2,117,960
  2,000,000  Ontario CA RDFA Revenue MBIA Insured                 5.50          08/01/18       1,923,560
  6,000,000  Orange County CA Local Transportation Authority
               Sales Tax Revenue First Series Measure M           6.00          02/15/08       6,315,720
    800,000  Orange County CA Local Transportation Authority
               Sales Tax Revenue First Series Measure M           6.00          02/15/09         831,560
  1,000,000  Orange County CA RDFA Tax Allocation Northwest
               Redevelopment Project B                            5.70          10/01/17         920,670
    360,000  Orange County CA Sanitation District COP FGIC
               Insured                                            6.40          08/01/07         383,213
  1,240,000  Parlier CA RDFA Tax Allocation Series A              6.95          08/01/23       1,264,812
  1,500,000  Pinole CA RDFA Tax Allocation                        5.60          08/01/17       1,401,825
  3,285,000  Pittsburg CA Redevelopment Agency Tax
               Allocation V/R Series A AMBAC Insured              5.00          08/01/13       3,047,297
  3,380,000  Port of Oakland CA Special Facilities Revenue
               Mitsui OSK Lines Ltd Series A AMT LOC -
               Industrial Bank of Japan Ltd                       6.80          01/01/19       3,492,250
  1,000,000  Poway CA PFA Water Services Captial Improvement
               Program AMBAC Insured                              5.50          11/01/15         980,170
  1,050,000  Redding CA Joint Powers Financing Authority
               Solid Waste Revenue Series A                       5.00          01/01/23         861,714
  1,325,000  Redding CA Joint Powers Financing Authority
               Wastewater Revenue Series A FGIC Insured           6.00          12/01/11       1,365,439
  1,310,000  Rialto CA RDFA Tax Allocation Series A               5.80          09/01/08       1,307,157
  4,000,000  Riverside County CA Asset Leasing Corp Revenue
               Riverside County Hospital Project A                6.38          06/01/09       4,165,000
  1,045,000  Riverside County CA PFA Special Tax Revenue
               Series A MBIA Insured                              5.25          09/01/10       1,017,475
  1,000,000  Sacramento CA Airport Commission International
               Airport Revenue AMBAC Insured                      6.00          07/01/16       1,027,520

                                                           ---------------------

CALIFORNIA TAX-FREE BOND FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             CALIFORNIA MUNICIPAL BONDS (CONTINUED)
$ 1,500,000  Sacramento CA Area Flood Control Authority
               Special Assessment FGIC Insured                    5.38 %        10/01/15   $   1,448,745
      5,000  Sacramento CA Financing Authority Revenue
               Prerefunded                                        6.70          11/01/11           5,246
  2,300,000  Sacramento CA Light Rail Transportation Project      6.00          07/01/12       2,313,317
  2,500,000  Sacramento CA MUD Electric Revenue MBIA Insured      6.25          08/15/10       2,687,000
    500,000  Sacramento CA MUD Electric Revenue Series C
               FGIC Insured                                       5.75          11/15/08         512,035
  6,695,000  Sacramento CA MUD Electric Revenue Series C
               MBIA Insured                                       5.75          11/15/09       6,812,096
     50,000  Sacramento CA MUD Electric Revenue Series Z
               FGIC Insured                                       6.45          07/01/10          52,967
  1,000,000  Sacramento CA RDFA Tax Allocation Merged
               Downtown Project A MBIA Insured                    6.50          11/01/13       1,063,650
  2,000,000  Sacramento County CA Airport System Revenue
               Series A AMT FGIC Insured                          6.00          07/01/12       2,026,920
    380,000  San Bernardino County CA West Valley Detention
               Center MBIA Insured                                6.50          11/01/12         406,209
    200,000  San Bernardino County CA Transportation
               Authority Sales Tax Revenue FGIC Insured           6.00          03/01/10         207,482
  4,000,000  San Buenaventura CA COP AMBAC Insured                6.00          01/01/12       4,085,000
  1,500,000  San Diego CA Community College District COP
               Financing Projects                                 5.38          12/01/14       1,378,020
  1,695,000  San Diego CA PFA Sewer Revenue FGIC Insured          5.00          05/15/15       1,574,265
  5,000,000  San Diego CA PFA Sewer Revenue FGIC Insured          5.00          05/15/20       4,554,300
  3,000,000  San Diego CA Public Safety Commission Project
               GO                                                 5.50          04/01/08       3,044,790
  1,000,000  San Diego CA Public Safety Commission Project
               GO                                                 6.50          07/15/07       1,118,600

------------------------
32

                                                   CALIFORNIA TAX-FREE BOND FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             CALIFORNIA MUNICIPAL BONDS (CONTINUED)
$ 4,000,000  San Diego County CA Regional Transportation
               Community Sales Tax Revenue Series A Escrowed
               to Maturity                                        6.00 %        04/01/08   $   4,198,520
  1,235,000  San Elijo Joint Powers Authority San Diego
               County CA Water Pollution Control Facility
               FGIC Insured                                       5.38          03/01/13       1,189,688
  1,000,000  San Francisco CA Airport Commission
               International Airport Revenue AMBAC Insured        6.20          05/01/07       1,063,240
  2,085,000  San Francisco CA Airport Commission
               International Airport Revenue AMBAC Insured        6.30          05/01/11       2,183,183
    200,000  San Francisco CA City & County Public Utilities
               Commission Water Revenue Series A                  6.50          11/01/09         217,270
    700,000  San Francisco CA City & County RDFA Tax
               Allocation Capital Appreciation Project MBIA
               Insured                                            8.39 *        08/01/08         367,157
  4,500,000  San Francisco CA City & County Sewer Revenue         6.00          10/01/11       4,620,735
    500,000  San Francisco CA RDA Tax Allocation MBIA
               Insured                                            5.00          08/01/15         461,415
  1,000,000  San Francisco County CA RDFA                         6.50          07/01/08       1,090,070
  2,000,000  San Joaquin Hills CA Transportation Corridor
               Agency Toll Road Revenue Capital Appreciation      6.06 *        01/01/10       1,552,500
    500,000  San Jose CA RDFA Tax Allocation Park Center
               Project                                            7.00          10/01/04         520,835
  3,000,000  San Jose RDFA Merged Area Project MBIA Insured       5.25          08/01/16       2,850,540
  1,200,000  San Mateo CA Joint Powers Financing Authority
               Redevelopment Downtown & Shoreline Project A
               AMBAC Insured                                      5.50          08/01/07       1,212,696
  1,130,000  San Mateo CA Sewer Revenue FSA Insured               5.50          08/01/14       1,114,587
  2,250,000  Santa Clara CA Financing Authority Lease
               Revenue Facility Replacement Project A AMBAC
               Insured                                            6.88          11/15/14       2,490,413

                                                           ---------------------

CALIFORNIA TAX-FREE BOND FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             CALIFORNIA MUNICIPAL BONDS (CONTINUED)
$ 4,010,000  Santa Clara CA RDFA Tax Allocation Bayshore
               North Project AMBAC Insured                        5.75 %        07/01/14   $   4,051,985
  2,500,000  Santa Clara County CA COP Multiple Facilities
               Project AMBAC Insured                              6.00          05/15/12       2,548,675
  1,000,000  Santa Maria CA RDFA Town Center West Side
               Parking Facilities FSA Insured                     5.25          06/01/11         963,010
  2,450,000  Santa Rosa CA Wastewater Treatment Plant FGIC
               Insured                                            4.75          09/01/16       2,169,157
  1,750,000  Shasta CA Joint Powers Financing Authority
               Lease Revenue County Courthouse Improvement
               Project Series                                     6.70          06/01/23       1,793,908
  1,000,000  Sonoma Valley CA USD FSA Insured                     6.00          07/15/21       1,017,720
  4,720,000  South County CA Regional Wastewater Authority
               Revenue Capital Improvement FGIC Insured           5.75          08/01/10       4,784,900
  1,000,000  Southern CA Public Power Project Revenue             6.75          07/01/11       1,103,460
  1,000,000  Southern California State Public Power
               Authority                                          5.50          07/01/12         972,980
  3,000,000  Southern California State Rapid Transit
               District Special Benefit Assessment District
               A1 AMBAC Insured                                   6.00          09/01/08       3,128,370
  2,000,000  Stanislaus County CA Capital Improvement
               Program Series A MBIA Insured                      5.25          05/01/14       1,906,840
  1,600,000  Stanislaus County CA COP Capital Improvement
               Project AMBAC Insured                              5.25          05/01/18       1,497,856
  2,000,000  Stanislaus County CA COP Series B AMBAC Insured      6.13          06/01/12       2,067,020
  1,000,000  Three Valleys CA Municipal Water District COP
               FGIC Insured                                       5.00          11/01/14         929,960
  2,000,000  Three Valleys CA Municipal Water District
               Revenue COP FGIC Insured                           5.25          11/01/10       1,946,920
  1,000,000  Torrance CA COP AMBAC Insured                        5.50          04/01/11         992,820
  1,000,000  Torrance CA COP AMBAC Insured                        5.75          04/01/16       1,006,720
  2,000,000  Tulare County CA COP Public Facilities
               Corporation Series A MBIA Insured                  6.10          11/15/07       2,118,780
  1,250,000  Twentynine Palms CA Water District CA COP            7.00          08/01/17       1,290,788

------------------------
34

                                                   CALIFORNIA TAX-FREE BOND FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             CALIFORNIA MUNICIPAL BONDS (CONTINUED)
$ 1,000,000  Union City CA Community RDFA Tax Allocation
               Revenue Community Redevelopment Project AMBAC
               Insured                                            5.65 %        10/01/14   $     997,620
  1,645,000  University of California Revenue Housing System
               Series A AMBAC Insured                             5.50          11/01/11       1,632,860
  6,900,000  University of California Revenue Multiple
               Purpose Project C AMBAC Insured                    5.25          09/01/11       6,676,095
  1,000,000  University of California Revenue Multiple
               Purpose Projects AMBAC Insured                     4.75          09/01/15         878,020
  1,000,000  University of California Revenue Residential
               Housing Projects AMBAC Insured                     6.10          09/01/10       1,019,480
  2,000,000  University of California Revenue Residential
               Housing Projects AMBAC Insured                     6.30          09/01/13       2,042,740
  1,450,000  University of California Revenue Seismic Safety
               Project MBIA Insured                               5.50          11/01/10       1,446,375
  2,500,000  University of California State Housing System
               Series A MBIA Insured                              5.00          11/01/14       2,298,225
  2,175,000  Vallejo CA Revenue Water Improvement Project
               FSA Insured                                        5.70          05/01/16       2,180,438
  2,000,000  Ventura CA COP Public Facilities                     5.75          12/01/06       2,063,440
  2,000,000  Ventura CA COP Public Facilities Corporation IV      5.75          12/01/07       2,025,740
  2,500,000  Walnut Creek CA John Muir Medical Center MBIA
               Insured                                            5.00          02/15/16       2,263,100
  2,000,000  West & Century Basin Finance Authority CA
               Revenue West Basin Project AMBAC Insured           5.00          08/01/13       1,855,000
  1,170,000  West Sacramento CA Financing Authority Revenue
               Water System Improvement Project FGIC Insured      5.50          08/01/15       1,140,305
  1,200,000  Westminster CA RDFA AMT                              6.50          08/01/10       1,205,508

                                                           ---------------------

CALIFORNIA TAX-FREE BOND FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             CALIFORNIA MUNICIPAL BONDS (CONTINUED)
$ 1,000,000  Whittier CA Educational Facilities Revenue
               Whittier College Connie Lee Insured                5.40 %        12/01/18   $     959,960
  1,040,000  Yolo County CA Library Special Tax Community
               Facilities                                         6.25          12/01/22       1,041,207
                                                                                           --------------
             TOTAL CALIFORNIA MUNICIPAL BONDS                                              $ 421,186,303
             (Cost $412,451,862)

             SHORT-TERM INSTRUMENTS - 4.83%
             SHORT-TERM CALIFORNIA MUNICIPAL BONDS+ - 4.15%
$   300,000  California State HFFA St Joseph Health Center
               Series A V/R                                       3.60 %        07/01/13   $     300,000
    900,000  California State PCFA Southern California
               Edison V/R                                         3.45          02/28/08         900,000
  1,800,000  California State PCFA Southern California
               Edison V/R Series A                                3.45          02/28/08       1,800,000
  3,000,000  California State PCFA Southern California
               Edison V/R Series D                                3.45          02/28/08       3,000,000
  1,075,000  California State PCFA Stanislaus Project V/R
               AMT LOC - Swiss Bank                               3.70          12/01/17       1,075,000
    800,000  California State PCFA V/R Shell Oil Co Project
               Series B                                           3.00          10/01/11         800,000
  7,000,000  California State RAN                                 3.80          06/30/97       7,000,000
  1,700,000  Irvine Ranch CA Water District V/R                   3.45          06/01/15       1,700,000
  1,000,000  Irvine Ranch CA Water District V/R LOC -
               Sumitomo Bank Ltd                                  3.30          10/01/10       1,000,000
  1,000,000  Los Angeles County CA IDA Walter & Howard V/R
               AMT LOC - Dai-Ichi Kangyo Bank Ltd                 4.20          12/01/06       1,000,000
                                                                                           --------------
                                                                                           $  18,575,000

------------------------
36

                                                   CALIFORNIA TAX-FREE BOND FUND

  SHARES     SECURITY NAME                                                                     VALUE
             SHORT-TERM INSTRUMENTS (CONTINUED)
             MONEY MARKET FUNDS - 0.68%
  2,984,056  Arbor Fund CA Tax-Exempt Portfolio
                                                                                           $   2,984,056
     74,724  Nuveen Institutional CA Tax-Exempt Fund
                                                                                                  74,724
                                                                                           --------------
                                                                                           $   3,058,780
             TOTAL SHORT-TERM INSTRUMENTS                                                  $  21,633,780
             (Cost $21,633,780)

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $434,085,642)** (Notes 1 and 3)                    98.91%               $  442,820,083
              Other Assets and Liabilities, Net                         1.09                     4,876,931
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $  447,697,014
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

  *  YIELD TO MATURITY.
  + THESE VARIABLE RATE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE REMAINING MATURITY.
 ** COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

Gross Unrealized Appreciation   $ 12,311,187
Gross Unrealized Depreciation     (3,576,746)
                                ------------
NET UNREALIZED APPRECIATION     $  8,734,441
                                ------------
                                ------------

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

                                                 CALIFORNIA TAX-FREE INCOME FUND
---------------------------------------------------
PORTFOLIO OF INVESTMENTS  - SEPTEMBER 30, 1996

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             CALIFORNIA MUNICIPAL BONDS - 92.98%
$   250,000  Burbank CA Wastewater Treatment Revenue FGIC
               Insured                                            4.40 %        06/01/00   $     248,650
  2,425,000  California State DWR Central Valley Project
               Revenue                                            8.50          12/01/98       2,627,585
  3,625,000  California State DWR Central Valley Project
               Revenue Series H Prerefunded                       6.90          12/01/25       3,974,414
  1,500,000  California State DWR Central Valley Project
               Revenue Series H Prerefunded                       8.50          12/01/02       1,798,935
  2,000,000  California State DWR Central Valley Project
               Revenue Series L                                   8.00          12/01/01       2,305,560
    500,000  California State EDFA Revenue Pooled College &
               University Financing                               5.10          06/01/98         502,015
    500,000  California State HFFA Revenue Episcopal Homes
               Mortgage Insurance                                 7.20          07/01/99         510,305
    315,000  California State HFFA Revenue Mortgage
               Insurance                                          7.40          12/01/00         340,326
  2,135,000  California State Maritime Infrastructure
               Authority Port of San Diego Revenue AMT AMBAC
               Insured                                            5.00          11/01/02       2,142,238
  1,785,000  California State Public Power Agency San Juan
               Project Revenue Series F AMBAC Insured             5.65          07/01/03       1,862,880
    500,000  California State Public Works Board Lease
               Revenue Department of Corrections State
               Prison                                             7.00          09/01/98         515,140
    750,000  California State Public Works Board Lease
               Revenue Department of Corrections State
               Prison                                             7.20          11/01/98         766,613
  1,500,000  California Statewide CDA Revenue COP Saint
               Joseph Health System                               4.30          07/01/98       1,503,660
  3,500,000  California-Oregon State Electrical Transmission
               Project Series A MBIA Insured                      7.00          05/01/24       3,842,965
    250,000  Carlsbad CA USD COP Phase III                        6.70          11/01/99         263,428

------------------------
38

                                                 CALIFORNIA TAX-FREE INCOME FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             CALIFORNIA MUNICIPAL BONDS (CONTINUED)
$ 5,000,000  Contra Costa County CA Transportation Authority
               Sales Tax Revenue Series AFGIC Insured             6.00 %        03/01/04   $   5,344,650
    500,000  Desert Sands CA USD COP Capital Projects FSA
               Insured                                            4.35          03/01/00         495,920
  2,000,000  Desert Sands CA USD COP Series C                     4.30          03/01/98       1,990,000
  4,000,000  East Bay CA MUD Water System Revenue MBIA
               Insured                                            7.50          06/01/18       4,482,960
    500,000  Emeryville CA PFA Housing Increment Revenue
               Series A                                           5.40          05/01/98         507,140
    600,000  Encinitas CA USD COP Measure B Capital Projects      4.38          09/01/98         598,728
    820,000  Foster City CA PFA                                   4.70          09/01/98         818,926
    685,000  Foster City CA PFA                                   5.40          09/01/01         695,316
  1,700,000  Glendale CA RDFA Tax Allocation Revenue AMBAC
               Insured                                            5.00          12/01/01       1,724,004
    255,000  Industry CA GO FGIC Insured                          8.00          07/01/99         278,391
    500,000  Industry CA GO MBIA Insured                          8.00          07/01/99         545,190
    500,000  Los Angeles CA Community RDFA Central Business
               District Project Series G                          6.20          07/01/97         505,560
    500,000  Los Angeles CA COP                                   7.30          10/01/96         500,037
  1,000,000  Los Angeles CA Department of Airports Revenue
               FGIC Insured                                       6.50          05/15/04       1,098,750
    500,000  Los Angeles CA DW&P Electric Plant Revenue           8.00          02/01/99         537,300
    750,000  Los Angeles CA DW&P Water Works Revenue              7.10          08/01/02         789,503
  2,500,000  Los Angeles CA DWP Electrical Plant Revenue          6.63          10/01/31       2,742,650
  2,000,000  Los Angeles CA DWP Electrical Plant Revenue          6.75          04/01/32       2,205,000
  1,500,000  Los Angeles CA GO FGIC Insured                       5.00          09/01/03       1,514,640
    725,000  Los Angeles CA Judgement Obligation Bonds
               Series A                                           4.70          08/01/98         732,033
  1,500,000  Los Angeles CA TRAN Series A                         4.50          06/30/97       1,507,635
    500,000  Los Angeles CA Transportation Commission Sales
               Tax Revenue FGIC Insured                           6.75          07/01/18         555,630

                                                           ---------------------

CALIFORNIA TAX-FREE INCOME FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             CALIFORNIA MUNICIPAL BONDS (CONTINUED)
$ 1,300,000  Los Angeles CA Waste Water System Revenue
               Series A MBIA Insured                              8.50 %        06/01/03   $   1,560,663
  1,000,000  Los Angeles CA Waste Water System Revenue
               Series D Prerefunded                               6.70          12/01/21       1,103,190
    300,000  Los Angeles County CA Transportation Commission
               Sales Tax Revenue Series A                         6.10          07/01/99         311,688
    500,000  Metropolitan Water District of Southern CA
               Waterworks Revenue                                 6.00          07/01/21         531,680
  2,935,000  Modesto CA Irrigation District Financing
               Authority Series A MBIA Insured                    4.95          10/01/02       2,960,094
    500,000  Morgan Hill CA RDFA Tax Allocation Ojo De Agua
               Community Development Project                      5.60          03/01/00         505,370
  1,075,000  Mount Diablo CA USD Community Facilities
               District Special Tax AMBAC Insured                 8.00          08/01/03       1,265,813
    500,000  Oakland CA Revenue FGIC Insured                      7.00          08/01/98         523,355
  4,320,000  Orange County CA MUD Allen-McCollough Pipeline
               MBIA Insured                                       5.50          07/01/05       4,431,845
    945,000  Pleasanton CA Joint Powers Financing Authority
               Revenue                                            5.63          09/02/97         953,184
  2,500,000  Rancho CA Water District Financing Authority
               Revenue                                            4.70          08/15/21       2,471,875
  1,000,000  Riverside County CA Transportation Sales Tax
               Revenue Series A                                   6.40          06/01/99       1,046,250
    300,000  Sacramento CA Light Rail Transportation Project      6.30          07/01/00         313,764
    500,000  Sacramento CA MUD Electric Revenue MBIA Insured      7.50          08/15/99         535,730
    500,000  San Diego CA Transportation Authority COP Bus
               Acquisition Project                                6.60          12/01/01         528,945
  2,000,000  San Diego County CA Regional Transportation
               Commission Sales Tax Revenue Series A FGIC
               Insured                                            6.25          04/01/02       2,145,060
    600,000  San Francisco CA City & County Airport Revenue
               Second Series Issue One MBIA Insured               6.35          05/01/98         618,912

------------------------
40

                                                 CALIFORNIA TAX-FREE INCOME FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             CALIFORNIA MUNICIPAL BONDS (CONTINUED)
$ 1,000,000  San Francisco CA City & County RDFA Lease
               Revenue George R Moscone Center AMBAC Insured      6.20 %        10/01/00   $   1,063,750
    750,000  San Francisco CA Redevelopment Agency Lease
               Revenue George Moscone Center Project              7.40          07/01/98         784,095
    200,000  San Jose CA Airport Revenue MBIA Insured             5.00          03/01/99         202,434
  2,750,000  San Jose CA RDFA MBIA Insured                        4.20          08/01/98       2,746,975
    500,000  Santa Monica CA Wastewater Enterprise Revenue
               Hyperion Project                                  12.00          01/01/01         639,150
  1,100,000  Southern California State Public Power
               Authority                                          6.75          07/01/00       1,170,125
    572,282  University of California COP San Diego Medical
               Center                                             5.92          03/15/00         583,391
  1,245,000  University of California Los Angeles Central
               Chiller - Cogeneration Facilties                  10.75          11/01/98       1,397,874
  1,000,000  University of California Multiple Projects
               Revenue Series A MBIA Insured                      6.00          09/01/02       1,061,930
  1,000,000  West Basin CA Municipal Water District COP
               Prerefunded                                        7.00          08/01/11       1,107,500
                                                                                           --------------
             TOTAL CALIFORNIA MUNICIPAL BONDS                                              $  85,939,319
             (Cost $85,845,226)

             SHORT-TERM INSTRUMENTS - 7.07%
             SHORT-TERM CALIFORNIA MUNICIPAL BONDS+ - 3.98%
$   500,000  California State PCFA Southern California
               Edison V/R Series D                                3.45 %        02/28/08   $     500,000
  3,220,000  Los Angeles CA Department of General Services
               Lease Revenue V/R Series A                         4.50          05/01/00       3,178,076
                                                                                           --------------
                                                                                           $   3,678,076

                                                           ---------------------

CALIFORNIA TAX-FREE INCOME FUND

  SHARES     SECURITY NAME                                                                     VALUE
             SHORT-TERM INSTRUMENTS (CONTINUED)
             MONEY MARKET FUNDS - 3.09%
  2,857,000  Arbor Fund CA Tax-Exempt Portfolio
                                                                                           $   2,857,000
             TOTAL SHORT-TERM INSTRUMENTS                                                  $   6,535,076
             (Cost $6,561,010)

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $92,406,236)* (Notes 1 and 3)                     100.05%               $  92,474,395
              Other Assets and Liabilities, Net                        (0.05)                     (49,566 )
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $  92,424,829
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

  + THESE VARIABLE RATE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE REMAINING MATURITY.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

Gross Unrealized Appreciation   $    596,237
Gross Unrealized Depreciation       (528,078)
                                ------------
NET UNREALIZED APPRECIATION     $     68,159
                                ------------
                                ------------

The accompanying notes are an integral part of these financial statements.

------------------------
42

                                                          NATIONAL TAX-FREE FUND
---------------------------------------------------
PORTFOLIO OF INVESTMENTS  - SEPTEMBER 30, 1996

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             MUNICIPAL BONDS - 93.13%
             ALASKA - 1.75%
$   200,000  Anchorage AK USD FGIC Insured                        6.00 %        10/01/14   $     209,192

             ARIZONA - 4.15%
$   500,000  Maricopa County AZ USD                               5.50 %        07/01/10   $     495,845

             CALIFORNIA - 3.65%
$   345,000  California State Department of Water Reserves
               Revenue                                            5.00 %        12/01/12   $     323,765
     20,000  California State GO                                  6.00          02/01/01          21,020
    100,000  East Bay CA MUD Special District                     5.00          04/01/15          91,722
                                                                                           --------------
                                                                                           $     436,507

             COLORADO - 7.69%
$   135,000  Douglas County CO USD MBIA Insured                   5.95 %        12/15/06   $     143,708
    270,000  El Paso County CO USD                                6.15          12/15/08         290,987
    500,000  Garfield CO Pitkin Eagle County USD                  5.13          12/15/10         484,710
                                                                                           --------------
                                                                                           $     919,405

             HAWAII - 4.87%
$   175,000  Hawaii State Series CC GO                            5.13 %        02/01/07   $     172,960
    250,000  Hawaii State Series CL GO                            6.00          03/01/09         263,030
    150,000  Hawaii State Series CC GO                            5.13          02/01/08         146,898
                                                                                           --------------
                                                                                           $     582,888

             ILLINOIS - 3.21%
$   375,000  Illinois State HFFA Revenue FSA Insured              6.25 %        04/15/22   $     383,325

             KENTUCKY - 1.29%
$   150,000  Kentucky State Housing Corporation Revenue FHA
               Insured                                            6.50 %        07/01/17   $     154,547

                                                           ---------------------

NATIONAL TAX-FREE FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             MUNICIPAL BONDS (CONTINUED)
             MICHIGAN - 2.04%
$   250,000  Detroit MI City School District                      5.13 %        05/01/07   $     243,485

             MISSOURI - 0.82%
$   100,000  Missouri State Regional Convention & Sports
               Center                                             5.00 %        08/15/05   $      97,573

             NORTH DAKOTA - 0.86%
$   100,000  North Dakota State Building Authority Lease
               Revenue                                            5.35 %        06/01/02   $     102,267

             NEW MEXICO - 1.96%
$   250,000  University of New Mexico Revenue MBIA Insured        5.38 %        06/01/26   $     234,708

             NEVADA - 10.42%
$   100,000  Carson City NV USD AMBAC Insured                     5.00 %        04/01/06   $      98,634
    500,000  Clark County NV Las Vegas Convention & Visitors
               Authority FSA Insured                              6.00          07/01/26         505,410
    150,000  Clark County NV Series A AMBAC Insured               6.00          06/01/03         161,501
    500,000  Reno NV Hospital Revenue                             5.63          05/15/23         480,340
                                                                                           --------------
                                                                                           $   1,245,885

             NEW YORK - 2.09%
$   250,000  New York NY Municipal Assistance Corp Series E       5.20 %        07/01/08   $     249,760

             OREGON - 6.92%
$   500,000  Southwestern Oregon Community College AMBAC
               Insured                                            5.85 %        10/01/21   $     498,095
    330,000  Washington County OR Unified Sewer Agency FGIC
               Insured                                            5.50          10/01/13         329,225
                                                                                           --------------
                                                                                           $     827,320

------------------------
44

                                                          NATIONAL TAX-FREE FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             MUNICIPAL BONDS (CONTINUED)
             PUERTO RICO - 2.31%
$   250,000  Commonwealth of Puerto Rico Electrical Power
               Authority Revenue Series W MBIA Insured            6.50 %        07/01/06   $     276,370

             TEXAS - 7.82%
$   400,000  Austin TX Utility Systems Revenue                    5.90 %        10/01/99   $     416,092
    125,000  Port Arthur TX MBIA Insured                          8.50          02/15/03         149,790
    115,000  San Antonio TX GO                                    5.13          08/01/01         117,492
    250,000  Texas State Financial Public Finance Authority
               Series B                                           5.30          10/01/07         252,275
                                                                                           --------------
                                                                                           $     935,649

             UTAH - 8.43%
$   250,000  Salt Lake City UT RDA Neighborhood Tax Revenue       6.50 %        10/01/01   $     266,678
    250,000  Utah State Building Ownership Authority Lease
               Series A                                           6.00          05/15/09         254,990
    225,000  Washington County UT USD St Georges FGIC
               Insured                                            6.00          03/01/03         239,429
    250,000  Washington County UT USD St Georges FGIC
               Insured                                            5.00          09/01/06         246,863
                                                                                           --------------
                                                                                           $   1,007,960

             VIRGINIA - 2.05%
$   250,000  Richmond VA GO Public Improvement Series A           5.40 %        01/15/10   $     245,168

             VERMONT - 4.55%
$   500,000  Burlington VT Electricity Revenue Series A MBIA
               Insured                                            6.38 %        07/01/10   $     543,655

                                                           ---------------------

NATIONAL TAX-FREE FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             MUNICIPAL BONDS (CONTINUED)
             WASHINGTON - 14.54%
$   375,000  Clark County WA GO Series A                          5.90 %        12/01/15   $     381,780
    250,000  Grant County WA Public Utilities Electric
               Revenue MBIA Insured                               5.38          01/01/09         245,595
    100,000  Island County WA USD South Whidbey                   6.75          12/01/07         113,104
    250,000  King County WA USD                                   5.80          12/01/10         252,575
    250,000  Lynnwood WA Improvement District Anticipatory
               Notes                                              5.15          04/01/97         251,478
    150,000  Snohomish County WA Road Improvement                 4.95          12/31/96         150,428
    100,000  South Columbian Basin WA Improvement District
               Revenue                                            6.00          12/01/02         105,167
    250,000  Washington State Public Power Supply Systems
               Nuclear                                            5.25          07/01/08         239,300
                                                                                           --------------
                                                                                           $   1,739,427

             WISCONSIN - 0.85%
$   100,000  Wisconsin State Tax Income                           5.10 %        11/01/01   $     101,715

             WYOMING - 0.86%
$   100,000  Wyoming State Farm Board Capital Facilities
               Revenue                                            5.60 %        10/01/03   $     103,428
                                                                                           --------------
             TOTAL MUNICIPAL BONDS                                                         $  11,136,079
             (Cost $11,079,192)

             SHORT-TERM INSTRUMENTS+ - 5.85%
             ARIZONA - 0.84%
$   100,000  Phoenix AZ GO V/R                                    3.45 %        06/01/20   $     100,000

             DELAWARE - 1.67%
$   200,000  Wilmington DE Hospital Revenue V/R                   4.05 %        07/01/11   $     200,000

------------------------
46

                                                          NATIONAL TAX-FREE FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             SHORT-TERM INSTRUMENTS+ (CONTINUED)
             TEXAS - 3.34%
$   400,000  Grapevine TX Tax IDA MBIA Insured V/R                3.40 %        12/01/24   $     400,000
                                                                                           --------------
             TOTAL SHORT-TERM INSTRUMENTS                                                  $     700,000
             (Cost $700,000)

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $11,779,192)*(Notes 1 and 3)                       98.98%               $  11,836,079
              Other Assets and Liabilities                              1.02                      122,342
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $  11,958,421
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

  + THESE VARIABLE RATE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE REMAINING MATURITY.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

Gross Unrealized Appreciation   $    127,105
Gross Unrealized Depreciation        (70,218)
                                ------------
NET UNREALIZED APPRECIATION     $     56,887
                                ------------
                                ------------

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

                                                            OREGON TAX-FREE FUND
---------------------------------------------------
PORTFOLIO OF INVESTMENTS  - SEPTEMBER 30, 1996

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             OREGON MUNICIPAL BONDS - 91.72%
$   815,000  Bend OR Library County Service District AMBAC
               Insured                                            5.50 %        06/01/13   $     819,580
    885,000  Bend OR Library County Service District AMBAC
               Insured                                            5.50          06/01/14         889,310
    320,000  Benton County OR Hospital Facilities Good
               Samaritan Hospital Corvallis                       6.25          10/01/09         326,051
  1,100,000  Chemeketa OR Community College District FGIC
               Insured                                            6.00          06/01/06       1,192,928
    250,000  Chemeketa OR Community College MBIA Insured          6.50          07/01/07         278,275
  1,000,000  Clackamas & Washington Counties OR GO Series A       5.88          10/01/09       1,038,700
    495,000  Clackamas County HFFA Jennings Lodge Project
               GNMA FHA credit support                            7.50          10/20/31         535,154
    300,000  Clackamas County HFFA Sisters of Providence
               Series A                                           6.38          10/01/05         322,977
    370,000  Clackamas County OR School District #1 GO            6.50          07/01/07         397,883
    565,000  Clackamas County OR School District #12 GO           4.75          06/01/06         550,717
     75,000  Deschutes County Hospital Facilities Authortiy
               Revenue St. Charles Medical Center                 7.50          01/01/08          77,917
    500,000  Emerald Peoples OR MUD Revenue FGIC Insured          7.00          11/01/00         541,380
  1,000,000  Emerald Peoples OR MUD Revenue FGIC Insured          7.35          11/01/13       1,203,120
    250,000  Eugene OR Electric Utilities Revenue                 6.40          08/01/07         261,025
    620,000  Hood River County OR USD GO AMBAC Insured            5.65          06/01/08         636,635
    500,000  Josephine County OR USD FGIC                         5.75          06/01/07         521,830
    750,000  Lane County OR USD Lane County Community
               College GO                                         5.20          06/01/05         768,060
  2,000,000  Lane County, OR USD Eugene Series A                  5.38          07/01/13       1,965,520
    100,000  Marion & Polk Counties OR USD Salem GO               5.90          10/01/07         106,473
    750,000  Marion & Polk Counties OR USD Salem GO               5.00          10/01/12         713,940

------------------------
48

                                                            OREGON TAX-FREE FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             OREGON MUNICIPAL BONDS (CONTINUED)
$   250,000  Multinomah-Clackamas County OR Riverdale School
               District                                           5.65 %        06/01/12   $     251,018
    500,000  Multinomah-Clackamas County OR Riverdale School
               District                                           5.70          06/01/13         503,885
    250,000  Multinomah-Clackamas County OR Riverdale USD         5.63          06/01/11         251,485
  1,000,000  Multnomah County OR School District GO               5.63          06/01/12       1,005,940
    250,000  Oregon State Board Bank Revenue Economic
               Development                                        5.50          01/01/13         242,295
    500,000  Oregon State Board of Higher Education GO
               Series A                                           5.90          08/01/18         513,730
    750,000  Oregon State Board of Higher Education GO
               Series C                                           5.95          08/01/26         764,025
    250,000  Oregon State Department General Services MBIA
               Insured                                            7.05          01/15/06         270,358
  1,500,000  Oregon State Department General Services Real
               Estate Property Financing Project Series A
               COP AMBAC Insured                                  6.25          09/01/15       1,571,985
    175,000  Oregon State GO                                      9.00          10/01/05         224,625
    480,000  Oregon State GO                                      7.25          07/01/07         562,867
    255,000  Oregon State GO                                      7.30          01/01/08         299,255
  2,000,000  Oregon State GO Higher Education Building            6.30          08/01/13       2,116,400
  1,000,000  Oregon State GO Series B                             6.38          08/01/24       1,055,710
  1,000,000  Oregon State Health Housing Educational and
               Cultural Facilities Authority Lewis & Clark
               College MBIA Insured                               6.13          10/01/24       1,039,290
    575,000  Oregon State Housing Educational & Cultural
               Facilities Authority Revenue Reed College
               Project                                            6.75          07/01/21         636,370
  1,000,000  Oregon State Metropolitan Services District
               Waste Disposal Revenue Metro Central Transfer      5.13          07/01/11         952,370
     15,000  Oregon State SFMR Program Series A                   7.38          07/01/10          15,386
    190,000  Oregon State SFMR Program FHA/VA Insured             7.05          07/01/09         199,145
  1,390,000  Portland OR Sewer Systems Revenue FGIC Insured       6.00          10/01/12       1,438,177
    500,000  Portland OR Water System Revenue                     5.50          08/01/15         498,170
  1,500,000  Portland OR MUD Sewer System Revenue                 5.25          03/01/10       1,483,815

                                                           ---------------------

OREGON TAX-FREE FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             OREGON MUNICIPAL BONDS (CONTINUED)
$   150,000  Portland OR MUD Sewer System Revenue Series A        6.05 %        06/01/09   $     158,297
    250,000  Portland OR Port/Airport Revenue Portland
               International Airport MBIA Insured                 6.75          07/01/09         269,805
  1,000,000  Portland OR Series A FGIC Insured                    6.25          06/01/15       1,055,480
  1,000,000  Portland OR Series B                                 4.63          04/01/13         900,390
    510,000  Southwestern Oregon Community College Revenue
               AMBAC Insured                                      5.85          10/01/21         508,057
     40,000  Tri-County Metropolitan OR Transportation
               District Revenue                                   5.70          08/01/13          40,148
    500,000  Tualatin Hills OR Park & Recreation GO               5.75          03/01/15         504,700
    725,000  Washington County School District J Sherwood
               FSA Insured                                        6.10          06/01/12         759,909
    250,000  Washington & Clackamas County OR School
               District J Tigard                                  5.50          06/01/06         253,285
  2,000,000  Washington County OR Criminal Justice
               Facilities GO                                      6.00          12/01/13       2,070,500
  2,000,000  Washington County OR Unified Sewer Agency
               Revenue FGIC Insured                               5.50          10/01/13       1,995,300
  1,040,000  Western Lane OR HFFA Revenue Sisters of St.
               Joseph Peace Services MBIA Insured                 7.13          08/01/17       1,135,792
                                                                                           --------------
             TOTAL OREGON MUNICIPAL BONDS                                                  $  38,695,439
             (Cost $37,972,028)

------------------------
50

                                                            OREGON TAX-FREE FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             PUERTO RICO MUNICIPAL BONDS - 5.34%
$    40,000  Commonwealth of Puerto Rico Aqueduct & Sewer
               Revenue                                           10.25 %        07/01/09   $      55,201
  1,000,000  Commonwealth of Puerto Rico Electric Power
               Authority Revenue MBIA Insured                     6.50          07/01/06       1,105,480
    350,000  Commonwealth of Puerto Rico MFHR LOC -
               Government Development Bank of Puerto Rico         7.50          04/01/22         366,391
    425,000  Commonwealth of Puerto Rico PCR Facilities
               Financing Authority UpJohn Co Project              7.50          12/01/23         462,519
    250,000  Commonwealth of Puerto Rico SFMR GNMA Insured        7.50          10/15/12         261,648
                                                                                           --------------
             TOTAL PUERTO RICO MUNICIPAL BONDS                                             $   2,251,239
             (Cost $2,184,264)

             SHORT-TERM INSTRUMENTS+ - 0.95%
$   100,000  Portland OR PCR Harbor Authority V/R                 3.65 %        12/01/09   $     100,000
    300,000  Umatilla City OR V/R                                 3.60          12/01/24         300,000
                                                                                           --------------
             TOTAL SHORT-TERM INSTRUMENTS                                                  $     400,000
             (Cost $400,000)

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $40,556,292)* (Notes 1 and 3)                      98.01%               $  41,346,678
              Other Assets and Liabilities                              1.99                      841,061
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $  42,187,739
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

  + THESE VARIABLE RATE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE REMAINING MATURITY.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

Gross Unrealized Appreciation   $  1,032,350
Gross Unrealized Depreciation       (241,964)
                                ------------
NET UNREALIZED APPRECIATION     $    790,386
                                ------------
                                ------------

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

STATEMENT OF ASSETS & LIABILITIES - SEPTEMBER 30, 1996

                                                 ARIZONA         CALIFORNIA
                                                TAX-FREE           TAX-FREE
                                                    FUND          BOND FUND
---------------------------------------------------------------------------
ASSETS
INVESTMENTS:
  In securities at market value (see
    cost value below)                        $22,160,028     $  442,820,083
  Cash                                            29,937             20,113
Receivables:
  Interest                                       317,895          7,162,507
  Fund shares sold                                   143            231,368
  Investment securities sold                     510,181                  0
  Due from WFB                                     7,662                  0
Organization expenses, net of
  amortization                                     6,256              1,266
Prepaid expenses                                   2,832              1,877
TOTAL ASSETS                                  23,034,934        450,237,214
LIABILITIES
Cash overdraft due to custodian                        0                  0
Payables:
  Investment securities purchased                      0                  0
  Distribution to shareholders                    65,958          1,570,258
  Capital shares redeemed                              0                  0
  Due to sponsor and distributor                   2,789            362,729
  Due to WFB (Note 2)                                  0            181,659
  Other                                           38,452            425,554
TOTAL LIABILITIES                                107,199          2,540,200
TOTAL NET ASSETS
                                             $22,927,735     $  447,697,014
NET ASSETS CONSIST OF:
  Paid-in capital - Class A                  $ 6,742,616     $  294,850,907
  Paid-in capital - Class B                       20,025         39,744,106
  Paid-in capital - Institutional Class       16,046,845        106,965,699
  Undistributed (overdistributed) net
    investment income                            (67,269)           (40,884)
  Undistributed net realized gain (loss)
    on investments                                29,387         (2,557,255)
  Net unrealized appreciation
    (depreciation) of investments                156,131          8,734,441
TOTAL NET ASSETS                             $22,927,735     $  447,697,014
COMPUTATION OF NET ASSET VALUE AND
OFFERING PRICE PER SHARE
Net assets - Class A                         $ 7,331,089     $  300,702,091
Shares outstanding - Class A                     701,722         27,901,107
Net asset value and offering price per
  share - Class A                            $     10.45     $        10.78
Maximum offering price                       $     10.94(1)  $        11.29(1)
Net Assets - Class B                         $    20,122     $   40,098,580
Shares outstanding - Class B                       1,999          3,650,437
Net asset value and offering price per
  share - Class B                            $     10.07     $        10.98
Net Assets - Institutional Class             $15,576,524     $  106,896,343
Shares outstanding - Institutional Class       1,491,647          9,894,420
Net asset value and offering price per
  share - Institutional Class                $     10.44     $        10.80
INVESTMENT AT COST (NOTE 3)                  $22,003,897     $  434,085,642
---------------------------------------------------------------------------

(1) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/95.5 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE THE OFFERING PRICE IS REDUCED.
(2) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/97 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE THE OFFERING PRICE IS REDUCED.

The accompanying notes are an integral part of these financial statements.

------------------------
52

                          STATEMENT OF ASSETS & LIABILITIES - SEPTEMBER 30, 1996

                                               CALIFORNIA        NATIONAL           OREGON
                                                 TAX-FREE        TAX-FREE         TAX-FREE
                                              INCOME FUND            FUND             FUND
---------------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
  In securities at market value (see
    cost value below)                        $ 92,474,395     $11,836,079     $ 41,346,678
  Cash                                              5,508         191,550                0
Receivables:
  Interest                                      1,494,168         187,493          654,823
  Fund shares sold                                      0              96                0
  Investment securities sold                            0         950,717          935,928
  Due from WFB                                          0          61,938                0
Organization expenses, net of
  amortization                                      9,091          20,423                0
Prepaid expenses                                   53,635           3,949            5,699
TOTAL ASSETS                                   94,036,797      13,252,245       42,943,128
LIABILITIES
Cash overdraft due to custodian                         0               0            3,186
Payables:
  Investment securities purchased               1,263,738       1,240,068          510,746
  Distribution to shareholders                    230,671          32,779          123,346
  Capital shares redeemed                               0               0           10,814
  Due to sponsor and distributor                   37,304           1,613            6,117
  Due to WFB (Note 2)                              30,460               0           78,446
  Other                                            49,795          19,364           22,734
TOTAL LIABILITIES                               1,611,968       1,293,824          755,389
TOTAL NET ASSETS
                                             $ 92,424,829     $11,958,421     $ 42,187,739
NET ASSETS CONSIST OF:
  Paid-in capital - Class A                  $ 82,454,366     $ 4,735,739     $ 32,844,525
  Paid-in capital - Class B                           N/A              25               25
  Paid-in capital - Institutional Class        10,137,736       7,238,416        8,611,113
  Undistributed (overdistributed) net
    investment income                                   0          (9,889)         (26,485)
  Undistributed net realized gain (loss)
    on investments                               (235,432)        (62,757)         (31,825)
  Net unrealized appreciation
    (depreciation) of investments                  68,159          56,887          790,386
TOTAL NET ASSETS                             $ 92,424,829     $11,958,421     $ 42,187,739
COMPUTATION OF NET ASSET VALUE AND
OFFERING PRICE PER SHARE
Net assets - Class A                         $ 82,358,838     $ 4,826,793     $ 33,676,010
Shares outstanding - Class A                    8,025,037         316,745        2,050,850
Net asset value and offering price per
  share - Class A                            $      10.26     $     15.24     $      16.42
Maximum offering price                       $      10.58(2)  $     15.96(1)  $      17.19(1)
Net Assets - Class B                                  N/A     $        25     $         25
Shares outstanding - Class B                          N/A               3                3
Net asset value and offering price per
  share - Class B                                     N/A     $     10.06     $      10.07
Net Assets - Institutional Class             $ 10,065,991     $ 7,131,603     $  8,511,704
Shares outstanding - Institutional Class          996,809         467,897          518,497
Net asset value and offering price per
  share - Institutional Class                $      10.10     $     15.24     $      16.42
INVESTMENT AT COST (NOTE 3)                  $ 92,406,236     $11,779,192     $ 40,556,292
---------------------------------------------------------------------------------------------------------

(1) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/95.5 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE THE OFFERING PRICE IS REDUCED.
(2) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/97 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE THE OFFERING PRICE IS REDUCED.

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

STATEMENTS OF OPERATIONS

                                                 ARIZONA
                                               TAX- FREE
                                                    FUND       CALIFORNIA TAX-FREE BOND FUND
                                             -----------     -------------------------------
                                                 FOR THE                             FOR THE
                                              YEAR ENDED       FOR THE NINE       YEAR ENDED
                                               SEPT. 30,       MONTHS ENDED         DEC. 31,
                                                    1996     SEPT. 30, 1996             1995
--------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Interest                                   $ 1,263,459     $   14,068,280     $ 18,157,370
TOTAL INVESTMENT INCOME                        1,263,459         14,068,280       18,157,370
EXPENSES (NOTE 2)
  Advisory                                       120,757          1,202,280        1,542,893
  Administration fees                             34,843             73,687           93,013
  Custody fees                                     5,038             43,440           55,013
  Shareholder servicing fees                       2,748            752,569          930,128
  Portfolio accounting fees                       38,026             84,857          123,508
  Transfer agency fees                            18,340            145,236          183,849
  Distribution fees                               20,787            288,335          231,192
  Amortization of organization expenses            6,985              4,476            5,872
  Legal and audit fees                             7,499             58,125           56,475
  Registration fees                               20,950             34,890           43,357
  Directors' fees                                  6,569              3,743            5,000
  Shareholder reports                             25,455             51,039           59,999
  Other                                            8,025             70,070           77,451
TOTAL EXPENSES                                   316,022          2,812,747        3,407,750
Less:
  Waived and reimbursed fees (Note 2)           (172,659)          (921,858)      (1,232,856)
Net Expenses                                     143,363          1,890,889        2,174,894
NET INVESTMENT INCOME                          1,120,096         12,177,391       15,982,476

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
  Net realized gain (loss) on sale of
    investments                                  336,608          2,803,854          591,815
  Net change in unrealized appreciation
    (depreciation) of investments               (564,971)        (9,703,374)      35,434,462
NET GAIN (LOSS) ON INVESTMENTS                  (228,363)        (6,899,520)      36,026,277
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                              $   891,733     $    5,277,871     $ 52,008,753
--------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

---------------------
54

                                                        STATEMENTS OF OPERATIONS

                                                  CALIFORNIA TAX- FREE     NATIONAL
                                                           INCOME FUND     TAX-FREE         OREGON
                                             -------------------------         FUND      TAX- FREE
                                                                           --------           FUND
                                                FOR THE                                 ----------
                                                   NINE                     FOR THE
                                                 MONTHS        FOR THE         YEAR        FOR THE
                                                  ENDED     YEAR ENDED        ENDED     YEAR ENDED
                                              SEPT. 30,       DEC. 31,        SEPT.      SEPT. 30,
                                                   1996           1995     30, 1996           1996
--------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Interest                                   $2,749,129     $2,414,748     $689,500     $2,585,534
TOTAL INVESTMENT INCOME                       2,749,129      2,414,748      689,500      2,585,534
EXPENSES (NOTE 2)
  Advisory                                      300,312        267,645       67,463        230,626
  Administration fees                            18,371         16,793       19,518         66,644
  Custody fees                                   10,974         10,407        2,801         11,283
  Shareholder servicing fees                    183,562        166,349        1,802         50,431
  Portfolio accounting fees                      54,901         61,353       36,465         38,007
  Transfer agency fees                           31,443         45,280       12,321         38,225
  Distribution fees                              30,358         27,725          146          1,013
  Amortization of organization expenses           6,288          8,399        2,656          1,824
  Legal and audit fees                           16,983         22,521        4,185         16,936
  Registration fees                              14,972         19,998       12,877         13,407
  Directors' fees                                 3,743          5,000        5,886          5,926
  Shareholder reports                            18,717         14,015       23,621         31,650
  Other                                           7,718          9,501        5,385          6,480
TOTAL EXPENSES                                  698,342        674,986      195,126        512,452
Less:
  Waived and reimbursed fees (Note 2)          (299,200)      (314,402)    (142,023)      (139,960)
Net Expenses                                    399,142        360,584       53,103        372,492
NET INVESTMENT INCOME                         2,349,987      2,054,164      636,397      2,213,042

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
  Net realized gain (loss) on sale of
    investments                                   2,344        (43,204)      12,999        226,397
  Net change in unrealized appreciation
    (depreciation) of investments              (677,786)     2,645,684      (92,672)      (105,222)
NET GAIN (LOSS) ON INVESTMENTS                 (675,442)     2,602,480      (79,673)       121,175
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                              $1,674,545     $4,656,644     $556,724     $2,334,217
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                   ARIZONA TAX-FREE FUND
                                             -------------------------------------------
                                                                 FOR THE
                                                 FOR THE          PERIOD         FOR THE
                                              YEAR ENDED           ENDED      YEAR ENDED
                                               SEPT. 30,       SEPT. 30,         MAY 31,
                                                    1996        1995 (1)            1995
----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
  Net investment income                      $ 1,120,096     $   390,606     $ 1,221,865
  Net realized gain (loss) on sale of
    investments                                  336,608          68,297           6,272
  Net change in unrealized appreciation
    (depreciation) of investments               (564,971)         80,894         440,550
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                        891,733         539,797       1,668,687
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    CLASS A                                     (370,176)       (390,606)     (1,221,865)
    CLASS B                                          (11)              0               0
    INSTITUTIONAL CLASS                         (749,909)              0               0
  In excess of net investment income
    CLASS A                                            0         (61,287)        (52,079)
    CLASS B                                            0               0
    INSTITUTIONAL CLASS                                0               0
  From net realized gain (loss) on sales
    of investments
    CLASS A                                     (109,463)              0          (6,272)
    CLASS B                                            0               0               0
    INSTITUTIONAL CLASS                         (227,136)              0               0
  In excess of net realized gain
    CLASS A                                      (12,756)              0         (20,328)
    CLASS B                                            0               0               0
    INSTITUTIONAL CLASS                          (24,754)              0               0
CAPITAL SHARES TRANSACTIONS:
  Proceeds from shares sold - Class A          1,232,906       1,568,324       6,231,470
  Reinvestment of dividends - Class A            329,709         103,193         282,090
  Cost of shares redeemed - Class A          (18,720,996)     (1,719,071)     (7,453,357)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS A                       (17,158,381)        (47,554)       (939,797)
  Proceeds from shares sold - Class B             20,025               0               0
  Reinvestment of dividends - Class B                  0               0               0
  Cost of shares redeemed - Class B                    0               0               0
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS B                            20,025               0               0
  Proceeds from shares sold -
    Institutional Class                       19,525,762               0               0
  Reinvestment of dividends -
    Institutional Class                            6,149               0               0
  Cost of shares redeemed -
    Institutional Class                       (3,485,066)              0               0
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - INSTITUTIONAL CLASS            16,046,845               0               0
INCREASE (DECREASE) IN NET ASSETS             (1,693,983)         40,350        (571,654)

NET ASSETS:
  Beginning net assets                        24,621,718      24,581,368      25,153,022
ENDING NET ASSETS                            $22,927,735     $24,621,718     $24,581,368
----------------------------------------------------------------------------------------

(1)  FOR THE PERIOD JUNE 1, 1995 THROUGH SEPT. 30, 1995.
(2) "PROCEEDS FROM SHARES SOLD" INCLUDES $34,678,827 FOR CLASS A AND $108,895,455 FOR THE INSTITUTIONAL CLASS, AS A RESULT OF THE MERGER OF THE PACIFICA CALIFORNIA TAX-EXEMPT FUND. SEE NOTE 1.
(3) "PROCEEDS FROM SHARES SOLD" INCLUDES $4,994,478 FOR CLASS A AND $9,693,700 FOR THE INSTITUTIONAL CLASS, AS A RESULT OF THE MERGER OF THE PACIFICA SHORT-TERM CALIFORNIA TAX-EXEMPT FUND. SEE NOTE 1.
The accompanying notes are an integral part of these financial statements.

---------------------
56

                                             STATEMENTS OF CHANGES IN NET ASSETS

                                                              CALIFORNIA TAX-FREE BOND FUND
                                             ----------------------------------------------
                                             FOR THE NINE          FOR THE          FOR THE
                                             MONTHS ENDED       YEAR ENDED       YEAR ENDED
                                                SEPT. 30,         DEC. 31,         DEC. 31,
                                                 1996 (2)             1995             1994
-------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
    Net investment income                    $ 12,177,391     $ 15,982,476     $ 22,512,196
    Net realized gain (loss) on sale of
      investments                               2,803,854          591,815       (6,042,867)
    Net change in unrealized
      appreciation (depreciation) of
      investments                              (9,703,374)      35,434,462      (52,684,575)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                       5,277,871       52,008,753      (36,215,246)
DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income
      CLASS A                                 (10,685,255)     (15,472,726)     (22,512,196)
      CLASS B                                  (1,125,031)        (509,750)               0
      INSTITUTIONAL CLASS                        (367,105)               0                0
    In excess of net investment income
      CLASS A                                           0                0                0
      CLASS B                                           0                0                0
      INSTITUTIONAL CLASS                               0                0                0
    From net realized gain (loss) on
      sales of investments
      CLASS A                                           0                0                0
      CLASS B                                           0                0                0
      INSTITUTIONAL CLASS                               0                0                0
    In excess of net realized gain
      CLASS A                                           0                0                0
      CLASS B                                           0                0                0
      INSTITUTIONAL CLASS                               0                0                0
CAPITAL SHARES TRANSACTIONS:
    Proceeds from shares sold - Class A        66,701,505       33,207,626       54,574,028
    Reinvestment of dividends - Class A         7,380,505       10,558,616       17,945,317
    Cost of shares redeemed - Class A         (62,521,660)     (88,142,779)    (240,793,430)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS A                         11,560,350      (44,376,537)    (168,274,085)
  Proceeds from shares sold - Class B          17,171,150       26,079,671                0
  Reinvestment of dividends - Class B             809,463          313,904                0
  Cost of shares redeemed - Class B            (4,072,983)        (557,099)               0
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS B                         13,907,630       25,836,476                0
  Proceeds from shares sold -
    Institutional Class                       109,432,129                0                0
  Reinvestment of dividends -
    Institutional Class                               416                0                0
  Cost of shares redeemed -
    Institutional Class                        (3,636,945)               0                0
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - INSTITUTIONAL CLASS            105,795,600                0                0
INCREASE (DECREASE) IN NET ASSETS             124,364,060       17,486,216     (227,001,527)

NET ASSETS:
  Beginning net assets                        323,332,954      305,846,738      532,848,265
ENDING NET ASSETS                            $447,697,014     $323,332,954     $305,846,738
-------------------------------------------------------------------------------------------

                                                         CALIFORNIA TAX-FREE INCOME FUND
                                             -------------------------------------------

                                                 FOR THE
                                                    NINE
                                                  MONTHS         FOR THE         FOR THE
                                                   ENDED      YEAR ENDED      YEAR ENDED
                                               SEPT. 30,        DEC. 31,        DEC. 31,
                                                1996 (3)            1995            1994
-------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
    Net investment income                    $ 2,349,987     $ 2,054,164     $ 2,293,335
    Net realized gain (loss) on sale of
      investments                                  2,344         (43,204)       (128,868)
    Net change in unrealized
      appreciation (depreciation) of
      investments                               (677,786)      2,645,684      (2,827,879)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                      1,674,545       4,656,644        (663,412)
DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income
      CLASS A                                 (2,330,216)     (2,054,164)     (2,293,335)
      CLASS B                                        N/A             N/A             N/A
      INSTITUTIONAL CLASS                        (19,771)              0               0
    In excess of net investment income
      CLASS A                                          0               0               0
      CLASS B                                          0               0               0
      INSTITUTIONAL CLASS                              0               0               0
    From net realized gain (loss) on
      sales of investments
      CLASS A                                          0               0               0
      CLASS B                                        N/A             N/A             N/A
      INSTITUTIONAL CLASS                              0               0               0
    In excess of net realized gain
      CLASS A                                          0               0               0
      CLASS B                                        N/A             N/A             N/A
      INSTITUTIONAL CLASS                              0               0               0
CAPITAL SHARES TRANSACTIONS:
    Proceeds from shares sold - Class A       44,078,871      51,648,405      31,971,989
    Reinvestment of dividends - Class A        2,046,401       1,618,516       1,875,590
    Cost of shares redeemed - Class A        (41,016,574)    (26,901,737)    (34,766,280)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS A                         5,108,698      26,365,184        (918,701)
  Proceeds from shares sold - Class B                N/A             N/A             N/A
  Reinvestment of dividends - Class B                N/A             N/A             N/A
  Cost of shares redeemed - Class B                  N/A             N/A             N/A
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS B                               N/A             N/A             N/A
  Proceeds from shares sold -
    Institutional Class                       10,078,900               0               0
  Reinvestment of dividends -
    Institutional Class                                0               0               0
  Cost of shares redeemed -
    Institutional Class                          (52,763)              0               0
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - INSTITUTIONAL CLASS            10,026,137               0               0
INCREASE (DECREASE) IN NET ASSETS             14,459,393      28,967,664      (3,875,448)
NET ASSETS:
  Beginning net assets                        77,965,436      48,997,772      52,873,220
ENDING NET ASSETS                            $92,424,829     $77,965,436     $48,997,772
-------------------------------------------------------------------------------------------

(1)  FOR THE PERIOD JUNE 1, 1995 THROUGH SEPT. 30, 1995.
The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                  NATIONAL TAX-FREE FUND
                                             -------------------------------------------
                                                                 FOR THE
                                                 FOR THE          PERIOD         FOR THE
                                              YEAR ENDED           ENDED      YEAR ENDED
                                               SEPT. 30,       SEPT. 30,         MAY 31,
                                                    1996        1995 (1)            1995
----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
    Net investment income                    $   636,397     $   225,575     $   622,957
    Net realized gain (loss) on sale of
     investments                                  12,999          (1,042)        (75,743)
    Net change in unrealized
     appreciation (depreciation) of
     investments                                 (92,672)         82,929         376,362
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                        556,724         307,462         923,576
DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income
      CLASS A                                   (298,145)       (225,575)       (622,957)
      CLASS B                                          0               0               0
      INSTITUTIONAL CLASS                       (338,252)              0               0
    In excess of net investment income
      CLASS A                                          0         (21,523)        (18,062)
      CLASS B                                          0               0               0
      INSTITUTIONAL CLASS                              0               0               0
    From net realized gain (loss) on
     sales of investments
      CLASS A                                          0               0               0
      CLASS B                                          0               0               0
      INSTITUTIONAL CLASS                              0               0               0
    In excess of net realized gain
      CLASS A                                          0               0               0
      CLASS B                                          0               0               0
      INSTITUTIONAL CLASS                              0               0               0
CAPITAL SHARES TRANSACTIONS:
    Proceeds from shares sold - Class A          252,284         624,616       5,682,988
    Reinvestment of dividends - Class A          186,973         113,062         287,582
    Cost of shares redeemed - Class A         (9,944,744)       (951,240)     (5,394,689)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS A                        (9,505,487)       (213,562)        575,881
  Proceeds from shares sold - Class B                 25               0               0
  Reinvestment of dividends - Class B                  0               0               0
  Cost of shares redeemed - Class B                    0               0               0
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS B                                25               0               0
  Proceeds from shares sold -
    Institutional Class                        9,318,896               0               0
  Reinvestment of dividends -
    Institutional Class                          104,965               0               0
  Cost of shares redeemed -
    Institutional Class                       (2,185,445)              0               0
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - INSTITUTIONAL CLASS             7,238,416               0               0
INCREASE (DECREASE) IN NET ASSETS             (2,346,719)       (153,198)        858,438

NET ASSETS:
  Beginning net assets                        14,305,140      14,458,338      13,599,900
ENDING NET ASSETS                            $11,958,421     $14,305,140     $14,458,338
----------------------------------------------------------------------------------------

(1)  FOR THE PERIOD JUNE 1, 1995 THROUGH SEPT. 30, 1995.
The accompanying notes are an integral part of these financial statements.

---------------------
58

                                             STATEMENTS OF CHANGES IN NET ASSETS

                                                                    OREGON TAX-FREE FUND
                                             -------------------------------------------
                                                                 FOR THE
                                                 FOR THE          PERIOD         FOR THE
                                              YEAR ENDED           ENDED      YEAR ENDED
                                               SEPT. 30,       SEPT. 30,         MAY 31,
                                                    1996        1995 (1)            1995
----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
    Net investment income                    $ 2,213,042     $   852,996     $ 2,663,326
    Net realized gain (loss) on sale of
     investments                                 226,397          13,635        (239,143)
    Net change in unrealized
     appreciation (depreciation) of
     investments                                (105,222)       (278,482)      1,451,939
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                      2,334,217         588,149       3,876,122
DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income
      CLASS A                                 (1,836,397)       (852,996)     (2,663,326)
      CLASS B                                          0               0               0
      INSTITUTIONAL CLASS                       (376,645)              0               0
    In excess of net investment income
      CLASS A                                          0         (32,292)       (160,187)
      CLASS B                                          0               0               0
      INSTITUTIONAL CLASS                              0               0               0
    From net realized gain (loss) on
     sales of investments
      CLASS A                                          0               0        (128,294)
      CLASS B                                          0               0               0
      INSTITUTIONAL CLASS                              0               0               0
    In excess of net realized gain
      CLASS A                                          0               0               0
      CLASS B                                          0               0               0
      INSTITUTIONAL CLASS                              0               0               0
CAPITAL SHARES TRANSACTIONS:
    Proceeds from shares sold - Class A        1,339,221       1,376,768       5,706,279
    Reinvestment of dividends - Class A        1,177,977         531,664       1,830,242
    Cost of shares redeemed - Class A        (19,138,811)     (3,779,707)    (10,061,225)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS A                       (16,621,613)     (1,871,275)     (2,524,704)
  Proceeds from shares sold - Class B                 25               0               0
  Reinvestment of dividends - Class B                  0               0               0
  Cost of shares redeemed - Class B                    0               0               0
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS B                                25               0               0
  Proceeds from shares sold -
    Institutional Class                       10,508,693               0               0
  Reinvestment of dividends -
    Institutional Class                           74,828               0               0
  Cost of shares redeemed -
    Institutional Class                       (1,972,408)              0               0
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - INSTITUTIONAL CLASS             8,611,113               0               0
INCREASE (DECREASE) IN NET ASSETS             (7,889,300)     (2,168,414)     (1,600,389)

NET ASSETS:
  Beginning net assets                        50,077,039      52,245,453      53,845,842
ENDING NET ASSETS                            $42,187,739     $50,077,039     $52,245,453
----------------------------------------------------------------------------------------

(1)  FOR THE PERIOD JUNE 1, 1995 THROUGH SEPT. 30, 1995.
The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                ARIZONA TAX-FREE FUND (1)
                                                          -------------------------------
                                                                                  CLASS A
                                                          -------------------------------
                                                               YEAR     PERIOD       YEAR
                                                              ENDED      ENDED      ENDED
                                                          SEPT. 30,  SEPT. 30,    MAY 31,
                                                               1996   1995 (2)       1995
-----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $10.71     $10.68     $10.48
                                                          ---------  ---------  ---------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                 0.48       0.17       0.51
  Net realized and unrealized gain (loss) on investments      (0.09)      0.06       0.23
                                                          ---------  ---------  ---------
TOTAL FROM INVESTMENT OPERATIONS                               0.39       0.23       0.74
LESS DISTRIBUTIONS:
  Dividends from net investment income                        (0.48)     (0.20)     (0.53)
  Distributions from net realized gain                        (0.17)      0.00      (0.01)
                                                          ---------  ---------  ---------
TOTAL FROM DISTRIBUTIONS                                      (0.65)     (0.20)     (0.54)
                                                          ---------  ---------  ---------
NET ASSET VALUE, END OF PERIOD                               $10.45     $10.71     $10.68
                                                          ---------  ---------  ---------
                                                          ---------  ---------  ---------
TOTAL RETURN (NOT ANNUALIZED)                                 3.60%    6.55%**      7.35%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                           $7,331    $24,622    $24,581
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                     0.78%      0.45%      0.40%
  Ratio of net investment income to average net assets        4.45%      4.73%      4.89%
Portfolio turnover                                              42%        62%        14%
-----------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived
  fees and reimbursed expenses                                1.46%      1.35%      1.13%
Ratio of net investment income to average net assets
  prior to waived fees and reimbursed expenses                3.77%      3.83%      4.16%
-----------------------------------------------------------------------------------------

 **  ANNUALIZED
(1) THE FUND OPERATED AS THE ARIZONA INTERMEDIATE TAX-FREE FUND OF WESTCORE TRUST AND WAS ADVISED BY FIRST INTERSTATE BANK OF OREGON, N.A. FROM ITS COMMENCEMENT OF OPERATIONS ON MARCH 2, 1992 UNTIL IT WAS REORGANIZED AS A SERIES OF PACIFICA FUNDS TRUST ON OCTOBER 1, 1995, WHEN FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. ON SEPTEMBER 6, 1996. IN CONJUNCTION WITH THE REORGANIZATION, EXISTING INVESTOR SHARES WERE CONVERTED INTO CLASS A SHARES OF THE FUND. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED AS WELLS FARGO INVESTMENT MANAGEMENT, INC.
(2)  THE FUND CHANGED ITS FISCAL YEAR FROM MAY 31 TO SEPTEMBER 30.
(3)  THE FUND COMMENCED OPERATIONS ON MARCH 2, 1992.
(4)  THE CLASS B SHARES COMMENCED OPERATIONS ON SEPTEMBER 6, 1996.
(5)  THE FUND CHANGED ITS FISCAL YEAR FROM DECEMBER 31 TO SEPTEMBER 30.

---------------------
60

                                                            FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                                      CALIFORNIA TAX-FREE
                                                  ARIZONA TAX-FREE FUND (1) (CONT.)             BOND FUND
                              -----------------------------------------------------  --------------------
                                                                             INSTL.
                                              CLASS A (CONT.)    CLASS B      CLASS               CLASS A
                              -------------------------------  ---------  ---------  --------------------
                                   YEAR       YEAR     PERIOD     PERIOD       YEAR     PERIOD       YEAR
                                  ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                                MAY 31,    MAY 31,    MAY 31,  SEPT. 30,  SEPT. 30,  SEPT. 30,   DEC. 31,
                                   1994       1993   1992 (3)   1996 (4)       1996   1996 (5)       1995
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                      $10.64     $10.09     $10.00     $10.00     $10.71     $11.05      $9.84
                              ---------  ---------  ---------  ---------  ---------  ---------  ---------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                         0.50       0.49       0.09       0.01       0.49       0.40       0.55
  Net realized and
    unrealized gain (loss)
    on investments                (0.15)      0.55       0.08       0.07      (0.10)     (0.27)      1.21
                              ---------  ---------  ---------  ---------  ---------  ---------  ---------
TOTAL FROM INVESTMENT
  OPERATIONS                       0.35       1.04       0.17       0.08       0.39       0.13       1.76
LESS DISTRIBUTIONS:
  Dividends from net
    investment income             (0.50)     (0.49)     (0.08)     (0.01)     (0.49)     (0.40)     (0.55)
  Distributions from net
    realized gain                 (0.01)      0.00       0.00       0.00      (0.17)      0.00       0.00
                              ---------  ---------  ---------  ---------  ---------  ---------  ---------
TOTAL FROM DISTRIBUTIONS          (0.51)     (0.49)     (0.08)     (0.01)     (0.66)     (0.40)     (0.55)
                              ---------  ---------  ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE, END OF
  PERIOD                         $10.48     $10.64     $10.09      10.07     $10.44     $10.78     $11.05
                              ---------  ---------  ---------  ---------  ---------  ---------  ---------
                              ---------  ---------  ---------  ---------  ---------  ---------  ---------
TOTAL RETURN (NOT
  ANNUALIZED)                     3.28%     10.50%    7.02%**      0.76%      3.74%      1.27%     18.24%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                      $25,153    $22,430     $4,690        $20    $15,577   $300,702   $296,417
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets            0.31%      0.20%      0.68%      1.16%      0.48%      0.69%      0.68%
  Ratio of net investment
    income to average net
    assets                        4.72%      4.98%      4.32%      3.59%      4.63%      4.99%      5.18%
Portfolio turnover                  28%         4%         0%        42%        42%        22%         9%
---------------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                        1.00%      1.18%      2.08%      1.81%      1.20%      1.07%      1.07%
Ratio of net investment
  income to average net
  assets prior to waived
  fees and reimbursed
  expenses                        4.03%      4.00%      2.92%      2.94%      3.91%      4.61%      4.79%
---------------------------------------------------------------------------------------------------------

 **  ANNUALIZED
(1) THE FUND OPERATED AS THE ARIZONA INTERMEDIATE TAX-FREE FUND OF WESTCORE TRUST AND WAS ADVISED BY FIRST INTERSTATE BANK OF OREGON, N.A. FROM ITS COMMENCEMENT OF OPERATIONS ON MARCH 2, 1992 UNTIL IT WAS REORGANIZED AS A SERIES OF PACIFICA FUNDS TRUST ON OCTOBER 1, 1995, WHEN FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. ON SEPTEMBER 6, 1996. IN CONJUNCTION WITH THE REORGANIZATION, EXISTING INVESTOR SHARES WERE CONVERTED INTO CLASS A SHARES OF THE FUND. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED AS WELLS FARGO INVESTMENT MANAGEMENT, INC.
(2)  THE FUND CHANGED ITS FISCAL YEAR FROM MAY 31 TO SEPTEMBER 30.
(3)  THE FUND COMMENCED OPERATIONS ON MARCH 2, 1992.
(4)  THE CLASS B SHARES COMMENCED OPERATIONS ON SEPTEMBER 6, 1996.
(5)  THE FUND CHANGED ITS FISCAL YEAR FROM DECEMBER 31 TO SEPTEMBER 30.

                                                           ---------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                            CALIFORNIA TAX-FREE BOND FUND
                                                                                  (CONT.)
                                                          -------------------------------
                                                                          CLASS A (CONT.)
                                                          -------------------------------
                                                               YEAR       YEAR       YEAR
                                                              ENDED      ENDED      ENDED
                                                           DEC. 31,   DEC. 31,   DEC. 31,
                                                               1994       1993       1992
-----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $11.20     $10.41     $10.00
                                                          ---------  ---------  ---------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                 0.56       0.56       0.53
  Net realized and unrealized gain (loss) on investments      (1.36)      0.84       0.41
                                                          ---------  ---------  ---------
TOTAL FROM INVESTMENT OPERATIONS                              (0.80)      1.40       0.94
LESS DISTRIBUTIONS:
  Dividends from net investment income                        (0.56)     (0.56)     (0.53)
  Distributions from net realized gain                         0.00      (0.05)      0.00
                                                          ---------  ---------  ---------
TOTAL FROM DISTRIBUTIONS                                      (0.56)     (0.61)     (0.53)
                                                          ---------  ---------  ---------
NET ASSET VALUE, END OF PERIOD                                $9.84     $11.20     $10.41
                                                          ---------  ---------  ---------
                                                          ---------  ---------  ---------
TOTAL RETURN (NOT ANNUALIZED)                                 (7.27)%    13.82%    10.35%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                         $305,847   $532,848   $242,409
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                      0.65%     0.64%      0.19%
  Ratio of net investment income to average net assets         5.35%     5.05%      5.67%
Portfolio turnover                                                3%        7%        18%
-----------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived
  fees and reimbursed expenses                                 1.06%     1.01%      1.07%
Ratio of net investment income to average net assets
  prior to waived fees and reimbursed expenses                 4.94%     4.68%      4.79%
-----------------------------------------------------------------------------------------

(1)  THE FUND CHANGED ITS FISCAL YEAR FROM DECEMBER 31 TO SEPTEMBER 30.
(2)  THE INSTITUTIONAL CLASS SHARES COMMENCED OPERATIONS ON SEPTEMBER 6,
     1996.

---------------------
62

                                                            FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                CALIFORNIA TAX-FREE BOND FUND
                                                      (CONT.)  CALIFORNIA TAX-FREE INCOME FUND
                              -------------------------------  -------------------------------
                                                       INSTL.
                                           CLASS B      CLASS                          CLASS A
                              --------------------  ---------  -------------------------------
                                 PERIOD       YEAR     PERIOD     PERIOD       YEAR       YEAR
                                  ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                              SEPT. 30,   DEC. 31,  SEPT. 30,  SEPT. 30,   DEC. 31,   DEC. 31,
                               1996 (1)       1995   1996 (2)   1996 (1)       1995       1994
----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                      $11.26     $10.00     $10.69     $10.35      $9.84     $10.36
                              ---------  ---------  ---------  ---------  ---------  ---------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                         0.35       0.48       0.04       0.29       0.38       0.40
  Net realized and
    unrealized gain (loss)
    on investments                (0.28)      1.26       0.11      (0.09)      0.51      (0.52)
                              ---------  ---------  ---------  ---------  ---------  ---------
TOTAL FROM INVESTMENT
  OPERATIONS                       0.07       1.74       0.15       0.20       0.89      (0.12)
LESS DISTRIBUTIONS:
  Dividends from net
    investment income             (0.35)     (0.48)     (0.04)     (0.29)     (0.38)     (0.40)
  Distributions from net
    realized gain                  0.00       0.00       0.00       0.00       0.00       0.00
                              ---------  ---------  ---------  ---------  ---------  ---------
TOTAL FROM DISTRIBUTIONS          (0.35)     (0.48)     (0.04)     (0.29)     (0.38)     (0.40)
                              ---------  ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE, END OF
  PERIOD                         $10.98     $11.26     $10.80     $10.26     $10.35      $9.84
                              ---------  ---------  ---------  ---------  ---------  ---------
                              ---------  ---------  ---------  ---------  ---------  ---------
TOTAL RETURN (NOT
  ANNUALIZED)                     0.73%     17.72%      1.24%      2.01%      9.14%      (1.10)%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                      $40,099    $26,916   $106,896    $82,359    $77,965    $48,998
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets            1.35%      1.32%      0.67%      0.65%      0.65%       0.16%
  Ratio of net investment
    income to average net
    assets                        4.32%      4.31%      5.20%      3.83%      3.70%       4.03%
Portfolio turnover                  22%         9%        22%        48%        31%         33%
----------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                        1.73%      1.72%      1.20%      1.14%      1.22%       1.21%
Ratio of net investment
  income to average net
  assets prior to waived
  fees and reimbursed
  expenses                        3.94%      3.91%      4.67%      3.34%      3.13%       2.98%
----------------------------------------------------------------------------------------------

(1)  THE FUND CHANGED ITS FISCAL YEAR FROM DECEMBER 31 TO SEPTEMBER 30.
(2)  THE INSTITUTIONAL CLASS SHARES COMMENCED OPERATIONS ON SEPTEMBER 6,
     1996.

                                                           ---------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                          CALIFORNIA TAX-FREE INCOME FUND
                                                                                  (CONT.)
                                                          -------------------------------
                                                                                   INSTL.
                                                               CLASS A (CONT.)      CLASS
                                                          --------------------  ---------
                                                               YEAR     PERIOD     PERIOD
                                                              ENDED      ENDED      ENDED
                                                           DEC. 31,   DEC. 31,  SEPT. 30,
                                                               1993   1992 (2)   1996 (3)
-----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $10.05     $10.00     $10.06
                                                          ---------  ---------  ---------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                 0.39       0.02       0.02
  Net realized and unrealized gain (loss) on investments       0.31       0.05       0.04
                                                          ---------  ---------  ---------
TOTAL FROM INVESTMENT OPERATIONS                               0.70       0.07       0.06
LESS DISTRIBUTIONS:
  Dividends from net investment income                        (0.39)     (0.02)     (0.02)
  Distributions from net realized gain                         0.00       0.00       0.00
                                                          ---------  ---------  ---------
TOTAL FROM DISTRIBUTIONS                                      (0.39)     (0.02)     (0.02)
                                                          ---------  ---------  ---------
NET ASSET VALUE, END OF PERIOD                               $10.36     $10.05     $10.10
                                                          ---------  ---------  ---------
                                                          ---------  ---------  ---------
TOTAL RETURN (NOT ANNUALIZED)                                 7.10%      0.84%      0.60%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                          $52,873     $7,821    $10,066
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                     0.34%      0.00%      0.55%
  Ratio of net investment income to average net assets        3.74%      3.56%      3.06%
Portfolio turnover                                              11%         0%        48%
-----------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived
  fees and reimbursed expenses                                1.23%      1.55%      0.92%
Ratio of net investment income to average net assets
  prior to waived fees and reimbursed expenses                2.85%      2.01%      2.69%
-----------------------------------------------------------------------------------------

 **  ANNUALIZED
(1) THE FUND OPERATED AS THE QUALITY TAX-EXEMPT INCOME FUND OF WESTCORE TRUST AND WAS ADVISED BY FIRST INTERSTATE BANK OF OREGON, N.A. FROM ITS COMMENCEMENT OF OPERATIONS ON JANUARY 15, 1993 UNTIL IT WAS REORGANIZED AS A SERIES OF PACIFICA FUNDS TRUST ON OCTOBER 1, 1995, WHEN FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. ON SEPTEMBER 6, 1996. IN CONJUNCTION WITH THE REORGANIZATION, EXISTING INVESTOR SHARES WERE CONVERTED INTO CLASS A SHARES OF THE FUND. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED AS WELLS FARGO INVESTMENT MANAGEMENT, INC.
(2)  THE FUND COMMENCED OPERATIONS ON NOVEMBER 18, 1992.
(3)  THE INSTITUTIONAL CLASS SHARES COMMENCED OPERATIONS ON SEPTEMBER 6,
     1996.
(4)  THE FUND CHANGED ITS FISCAL YEAR FROM MAY 31 TO SEPTEMBER 30.
(5)  THE FUND COMMENCED OPERATIONS ON JANUARY 15, 1993.
(6)  THE CLASS B SHARES COMMENCED OPERATIONS ON SEPTEMBER 6, 1996.

---------------------
64

                                                            FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                               NATIONAL TAX-FREE FUND (1)
                              ---------------------------------------------------------------------------
                                                                                                   INSTL.
                                                                            CLASS A    CLASS B      CLASS
                              -----------------------------------------------------  ---------  ---------
                                   YEAR     PERIOD       YEAR       YEAR     PERIOD     PERIOD       YEAR
                                  ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                              SEPT. 30,  SEPT. 30,    MAY 31,    MAY 31,    MAY 31,  SEPT. 30,  SEPT. 30,
                                   1996   1995 (4)       1995       1994   1993 (5)   1996 (6)       1996
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                      $15.34     $15.28     $14.98     $15.17     $15.00     $10.00     $15.34
                              ---------  ---------  ---------  ---------  ---------  ---------  ---------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                         0.72       0.24       0.68       0.64       0.17       0.00       0.71
  Net realized and
    unrealized gain (loss)
    on investments                (0.10)      0.08       0.32      (0.17)      0.15       0.06      (0.10)
                              ---------  ---------  ---------  ---------  ---------  ---------  ---------
TOTAL FROM INVESTMENT
  OPERATIONS                       0.62       0.32       1.00       0.47       0.32       0.06       0.61
LESS DISTRIBUTIONS:
  Dividends from net
    investment income             (0.72)     (0.26)     (0.70)     (0.64)     (0.15)      0.00      (0.71)
  Distributions from net
    realized gain                  0.00       0.00       0.00      (0.02)      0.00       0.00       0.00
                              ---------  ---------  ---------  ---------  ---------  ---------  ---------
TOTAL FROM DISTRIBUTIONS          (0.72)     (0.26)     (0.70)     (0.66)     (0.15)      0.00      (0.71)
                              ---------  ---------  ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE, END OF
  PERIOD                         $15.24     $15.34     $15.28     $14.98     $15.17     $10.06     $15.24
                              ---------  ---------  ---------  ---------  ---------  ---------  ---------
                              ---------  ---------  ---------  ---------  ---------  ---------  ---------
TOTAL RETURN (NOT
  ANNUALIZED)                     4.03%    6.53%**      6.97%      3.07%    5.65%**      0.60%      4.04%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                       $4,827    $14,305    $14,458    $13,600     $7,457         $0     $7,132
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets            0.42%      0.35%      0.35%      0.27%      0.25%      0.00%      0.36%
  Ratio of net investment
    income to average net
    assets                        4.69%      4.65%      4.59%      4.29%      3.88%      1.83%      4.66%
Portfolio turnover                  73%        86%        23%        19%        18%        73%        73%
---------------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                        1.42%      1.85%      1.51%      1.58%      1.99%      0.00%      1.45%
Ratio of net investment
  income to average net
  assets prior to waived
  fees and reimbursed
  expenses                        3.69%      3.15%      3.43%      2.99%      2.14%      1.83%      3.57%
---------------------------------------------------------------------------------------------------------

 **  ANNUALIZED
(1) THE FUND OPERATED AS THE QUALITY TAX-EXEMPT INCOME FUND OF WESTCORE TRUST AND WAS ADVISED BY FIRST INTERSTATE BANK OF OREGON, N.A. FROM ITS COMMENCEMENT OF OPERATIONS ON JANUARY 15, 1993 UNTIL IT WAS REORGANIZED AS A SERIES OF PACIFICA FUNDS TRUST ON OCTOBER 1, 1995, WHEN FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. ON SEPTEMBER 6, 1996. IN CONJUNCTION WITH THE REORGANIZATION, EXISTING INVESTOR SHARES WERE CONVERTED INTO CLASS A SHARES OF THE FUND. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED AS WELLS FARGO INVESTMENT MANAGEMENT, INC.
(2)  THE FUND COMMENCED OPERATIONS ON NOVEMBER 18, 1992.
(3)  THE INSTITUTIONAL CLASS SHARES COMMENCED OPERATIONS ON SEPTEMBER 6,
     1996.
(4)  THE FUND CHANGED ITS FISCAL YEAR FROM MAY 31 TO SEPTEMBER 30.
(5)  THE FUND COMMENCED OPERATIONS ON JANUARY 15, 1993.
(6)  THE CLASS B SHARES COMMENCED OPERATIONS ON SEPTEMBER 6, 1996.

                                                           ---------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                 OREGON TAX-FREE FUND (1)
                                                          -------------------------------
                                                                                  CLASS A
                                                          -------------------------------
                                                               YEAR     PERIOD       YEAR
                                                              ENDED      ENDED      ENDED
                                                          SEPT. 30,  SEPT. 30,    MAY 31,
                                                               1996   1995 (2)       1995
-----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $16.38     $16.47     $16.17
                                                          ---------  ---------  ---------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                 0.79       0.28       0.82
  Net realized and unrealized gain (loss) on investments       0.04      (0.08)      0.39
                                                          ---------  ---------  ---------
TOTAL FROM INVESTMENT OPERATIONS                               0.83       0.20       1.21
LESS DISTRIBUTIONS:
  Dividends from net investment income                        (0.79)     (0.29)     (0.87)
  Distributions from net realized gain                         0.00       0.00      (0.04)
                                                          ---------  ---------  ---------
TOTAL FROM DISTRIBUTIONS                                      (0.79)     (0.29)     (0.91)
                                                          ---------  ---------  ---------
NET ASSET VALUE, END OF PERIOD                               $16.42     $16.38     $16.47
                                                          ---------  ---------  ---------
                                                          ---------  ---------  ---------
TOTAL RETURN (NOT ANNUALIZED)                                 5.03%    3.67%**      7.92%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                          $33,676    $50,077    $52,245
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                     0.85%      0.70%      0.70%
  Ratio of net investment income to average net assets        4.87%      5.01%      5.19%
Portfolio turnover                                              27%        57%        15%
-----------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived
  fees and reimbursed expenses                                1.15%      1.01%      0.90%
Ratio of net investment income to average net assets
  prior to waived fees and reimbursed expenses                4.57%      4.70%      4.99%
-----------------------------------------------------------------------------------------

 **  ANNUALIZED
(1) THE FUND OPERATED AS THE OREGON TAX-EXEMPT FUND OF WESTCORE TRUST AND WAS ADVISED BY FIRST INTERSTATE BANK OF OREGON, N.A. FROM ITS COMMENCEMENT OF OPERATIONS UNTIL IT WAS REORGANIZED AS A SERIES OF PACIFICA FUNDS TRUST ON OCTOBER 1, 1995, WHEN FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. ON SEPTEMBER 6, 1996. IN CONJUNCTION WITH THE REORGANIZATION, EXISTING INVESTOR SHARES WERE CONVERTED INTO CLASS A SHARES OF THE FUND. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED AS WELLS FARGO INVESTMENT MANAGEMENT, INC.
(2)  THE FUND CHANGED ITS FISCAL YEAR FROM MAY 31 TO SEPTEMBER 30.
(3)  THE CLASS B SHARES COMMENCED OPERATIONS ON SEPTEMBER 6, 1996.

---------------------
66

                                                            FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                   OREGON TAX-FREE FUND (1) (CONT.)
                              -----------------------------------------------------
                                                                             INSTL.
                                              CLASS A (CONT.)    CLASS B      CLASS
                              -------------------------------  ---------  ---------
                                   YEAR       YEAR       YEAR     PERIOD       YEAR
                                  ENDED      ENDED      ENDED      ENDED      ENDED
                                MAY 31,    MAY 31,    MAY 31,  SEPT. 30,  SEPT. 30,
                                   1994       1993       1992   1996 (3)       1996
----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                      $16.79     $16.07     $15.74     $10.00     $16.38
                              ---------  ---------  ---------  ---------  ---------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                         0.84       0.86       0.91       0.00       0.72
  Net realized and
    unrealized gain (loss)
    on investments                (0.43)      0.76       0.38       0.07       0.04
                              ---------  ---------  ---------  ---------  ---------
TOTAL FROM INVESTMENT
  OPERATIONS                       0.41       1.62       1.29       0.07       0.76
LESS DISTRIBUTIONS:
  Dividends from net
    investment income             (0.82)     (0.86)     (0.92)      0.00      (0.72)
  Distributions from net
    realized gain                 (0.21)     (0.04)     (0.04)      0.00       0.00
                              ---------  ---------  ---------  ---------  ---------
TOTAL FROM DISTRIBUTIONS          (1.03)     (0.90)     (0.96)      0.00      (0.72)
                              ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE, END OF
  PERIOD                         $16.17     $16.79     $16.07     $10.07     $16.42
                              ---------  ---------  ---------  ---------  ---------
                              ---------  ---------  ---------  ---------  ---------
TOTAL RETURN (NOT
  ANNUALIZED)                     2.33%     10.36%      8.45%      0.70%      5.13%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                      $53,846    $45,435    $25,002         $0     $8,512
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets            0.62%      0.60%      0.60%      0.00%      0.63%
  Ratio of net investment
    income to average net
    assets                        4.90%      5.34%      5.81%      1.83%      4.41%
Portfolio turnover                  22%         6%        17%        27%        27%
----------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                        0.84%      0.91%      0.98%      0.00%      0.93%
Ratio of net investment
  income to average net
  assets prior to waived
  fees and reimbursed
  expenses                        4.69%      5.03%      5.43%      1.83%      4.11%
----------------------------------------------------------------------------------------------

 **  ANNUALIZED
(1) THE FUND OPERATED AS THE OREGON TAX-EXEMPT FUND OF WESTCORE TRUST AND WAS ADVISED BY FIRST INTERSTATE BANK OF OREGON, N.A. FROM ITS COMMENCEMENT OF OPERATIONS UNTIL IT WAS REORGANIZED AS A SERIES OF PACIFICA FUNDS TRUST ON OCTOBER 1, 1995, WHEN FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. ON SEPTEMBER 6, 1996. IN CONJUNCTION WITH THE REORGANIZATION, EXISTING INVESTOR SHARES WERE CONVERTED INTO CLASS A SHARES OF THE FUND. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED AS WELLS FARGO INVESTMENT MANAGEMENT, INC.
(2)  THE FUND CHANGED ITS FISCAL YEAR FROM MAY 31 TO SEPTEMBER 30.
(3)  THE CLASS B SHARES COMMENCED OPERATIONS ON SEPTEMBER 6, 1996.

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS

-------------------------------------------
NOTES TO FINANCIAL STATEMENTS
1. SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Stagecoach Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940 (the "1940 Act"), as an open-end series investment company. The Company commenced operations on January 1, 1992, and currently offers the following nineteen separate diversified Funds: the Aggressive Growth, Asset Allocation, Balanced, Corporate Stock, Diversified Income, Equity Value, Ginnie Mae, Growth and Income, Government Money Market Mutual, Intermediate Bond, Money Market Mutual, Money Market Trust, National Tax-Free, National Tax-Free Money Market Mutual, Prime Money Market Mutual, Short-Intermediate U.S. Government Income, Small Cap, Treasury Money Market Mutual, and U.S. Government Allocation Funds; and five non-diversified funds: the Arizona Tax-Free, California Tax-Free Bond, California Tax-Free Income, California Tax-Free Money Market Mutual, and Oregon Tax-Free Funds. These financial statements represent the Arizona Tax-Free, California Tax-Free Bond, California Tax-Free Income, National Tax-Free, and Oregon Tax-Free Funds (the "Funds").

At a special shareholders meeting on July 16, 1996, the Shareholders of Pacifica Funds Trust ("Pacifica") approved a plan of reorganization providing for the transfer of the assets and liabilities of each Pacifica portfolio to a corresponding fund of the Company in exchange for shares of designated classes of the corresponding Stagecoach fund. As a result of this reorganization, effective September 6, 1996, the Stagecoach Arizona Tax-Free, National Tax-Free, and Oregon Tax-Free Funds were established to acquire all of the assets and assume all of the liabilities of the Pacifica Arizona Tax-Exempt, National Tax-Exempt, and Oregon Tax-Exempt Funds (previously, the Arizona Intermediate Tax-Free, Quality Tax-Exempt Income, and Oregon Tax-Exempt Funds of Westcore Trust), respectively (collectively, the "Predecessor Funds"). Additionally, the Stagecoach California Tax-Free Bond and California Tax-Free Income Funds acquired all of the assets and assumed all of the liabilities of the Pacifica California Tax-Exempt and California Short-Term Tax-Exempt Funds, respectively. These acquisitions were accomplished in separate tax-free exchanges for shares of the respective Fund. Pursuant to the reorganization, the Company changed its fiscal year-end from December 31 to September 30.

All performance and financial data presented in this annual report for the Arizona Tax-Free, National Tax-Free, and Oregon Tax-Free Funds for periods prior to September 6, 1996 refers to the Predecessor Funds.

Each of the funds presented in this book, with the exception of the California Tax-Free Income Fund, offers Class A, Class B, and Institutional Class shares. The California Tax-Free Income Fund offers Class A and Institutional Class shares. The three classes of shares differ principally in the applicable sales charges, shareholder servicing fees and

---------------------
68

                                                   NOTES TO FINANCIAL STATEMENTS
distribution fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income from the portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Gains are allocated to each class pro rata based upon net assets of each class on the date of distribution. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weightings of pro rata income and gain allocations and from differences in separate class expenses, including distribution and service fees.

The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT POLICY AND SECURITY VALUATION

Investments in securities for which the primary market is a national securities exchange or the NASDAQ National Market System are valued at the last reported sales price on the day of valuation. U.S. government obligations are valued at the reported bid prices. In the absence of any sale of such securities on the valuation date and in the case of other securities, excluding debt securities maturing in 60 days or less, the valuations are based on latest quoted bid prices. Debt securities maturing in 60 days or less are valued at amortized cost. Securities for which quotations are not readily available are valued at fair value as determined by procedures set by the Company's Board of Directors.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is accrued daily. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts are accreted and premiums are amortized as required by the Internal Revenue Code.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income of the Funds are declared daily and distributed monthly. Any dividends to shareholders from net realized capital gains are declared and distributed annually.

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS

FEDERAL INCOME TAXES

The Company's policy with respect to each Fund is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of each Fund's net investment income and any net realized capital gain to its shareholders. Therefore, no federal or state income tax provision is required. The following funds had capital loss carryforwards at September 30, 1996:

                                                                           CAPITAL
                                                                 YEAR         LOSS
FUND                                                          EXPIRES  CARRYFORWARD
----------------------------------------------------------------------------------
California Tax-Free Bond Fund                                    2002   $2,795,198
California Tax-Free Income Fund                                  2002     128,867
                                                                 2003      87,204
National Tax-Free Fund                                           2002      32,437
Oregon Tax-Free Fund                                             2003       1,543

The capital loss carryforwards shown above include carryforwards from Pacifica Funds which were merged into the Funds during the year. The Board intends to offset net capital gains with each capital loss carryforward until each carryforward has been fully utilized or expires. Thus, no capital gain distributions shall be made until the capital loss carryforward has been fully utilized or expires.

Due to the timing of dividend distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by the Fund. The differences between the income and gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on the sale of investments in the accompanying Statements of Changes in Net Assets.

ORGANIZATION EXPENSES

The Funds have been charged for expenses incurred in connection with the organization and initial registration of the Fund and/or Class. These expenses are being amortized by the Funds on a straight-line basis over 60 months from the date each Fund and/or Class commenced operations.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into separate advisory contracts on behalf of the Funds with Wells Fargo Bank, N.A. ("WFB"). Pursuant to the contracts, WFB furnishes to the Funds investment guidance and policy direction in connection with daily portfolio management. Under the contracts with each of the Funds, WFB is

---------------------
70

                                                   NOTES TO FINANCIAL STATEMENTS
entitled to be paid a monthly advisory fee at an annual rate of 0.50% of the average daily net assets of each Fund.

For the period from October 1, 1995 to March 31, 1996, the Arizona Tax-Free, National Tax-Free, and Oregon Tax-Free Funds were advised by First Interstate Capital Management, Inc. (FICM). Pursuant to the advisory contracts, the Funds paid an advisory fee at an annual rate of 0.50%. On April 1, 1996, First Interstate Bancorp (FIB) was merged with and into Wells Fargo & Company ("Wells Fargo") and FICM and First Interstate Bank of California (FICAL) became indirect wholly-owned subsidiaries of Wells Fargo. In connection with this merger, FICM changed its name to Wells Fargo Investment Management, Inc ("WFIM"). For the period from April 1, 1996 to September 5, 1996, such advisory fees were paid to WFIM.

The Company has entered into contracts with WFB on behalf of all of the Funds whereby WFB is responsible for providing custody and portfolio accounting services for the Funds. WFB is entitled to certain transaction charges plus an annual fee for custody services at an annual rate of 0.0167% of the average daily net assets of the respective Funds. For portfolio accounting services, WFB is entitled to a monthly base fee from each Fund of $2,000 plus an annual fee of 0.07% of the first $50 million of average daily net assets, 0.045% of the next $50 million, and 0.02% of the average daily net assets over $100 million.

For the period from October 1, 1995 to March 31, 1996, FICAL served as the custodian for the Arizona Tax-Free, National Tax-Free, and Oregon Tax-Free Funds. Pursuant to the contracts, the Funds paid a custodian fee based on net assets and certain transaction charges. For the period from April 1, 1996 to September 5, 1996, such custodian fees were paid to WFB.

The Company has entered into contracts on behalf of the Funds with WFB, whereby WFB has agreed to act as transfer agent for the Funds. Under the transfer agency contracts with the California Tax-Free Income and California Tax Free Bond Funds, WFB is paid a per account fee plus other related costs with a minimum monthly fee of $3,000 per Fund, unless net assets of the respective Fund are under $20 million. For as long as the assets remain under $20 million a Fund will not be charged any transfer agent fees by WFB. Under the contract with the Arizona Tax-Free, National Tax-Free, and Oregon Tax-Free Funds, WFB is entitled to be paid an annual fee at the rate of 0.07% of the average daily net assets of the Funds.

For the period from October 1, 1995 to September 5, 1996, the Arizona Tax-Free, National Tax-Free, and Oregon Tax-Free Funds retained Furman Selz LLC ("Furman Selz") to provide personnel and facilities to perform shareholders servicing, transfer agency related services and fund accounting.

The Company has entered into contracts on behalf of the Funds with WFB,

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS
whereby WFB has agreed to provide shareholder servicing to the Funds. Pursuant to the contracts, WFB is entitled to an annual fee for providing shareholder servicing of 0.30% of the average daily net assets attributable to the Class A shares of the California Tax-Free Income Fund and the Class A and Class B shares of the California Tax-Free Bond Fund, 0.25% of the average daily net assets attributable to the Institutional Class shares of the California Tax-Free Income and California Tax-Free Bond Funds, and 0.25% of the average daily net assets of each class of the Arizona Tax-Free, National Tax-Free, and Oregon Tax-Free Funds.

For the period from October 1, 1995 to September 5, 1996, various banks, trust companies, broker-dealers or other financial organizations (collectively, "Service Organizations") also provided administrative services for the Arizona Tax-Free, National Tax-Free, and Oregon Tax-Free Funds, such as maintaining shareholder accounts and records. The Funds paid fees to Service Organizations in amounts up to an annual rate of 0.25% of the average daily net assets of the Fund's shares owned by shareholders with whom the Service Organization had a servicing relationship. During that period, FIB was the only service organization to receive payments.

The servicing expenses for the Funds for the period ended September 30, 1996 were as follows:

                                                      SERVICING     SERVICING   SERVICING FEES
                                                           FEES          FEES    INSTITUTIONAL
FUND                                                    CLASS A       CLASS B            CLASS
----------------------------------------------------------------------------------------------
Arizona Tax-Free Fund*                              $       429    $        0     $      2,319
California Tax-Free Bond Fund**                         638,962        77,763           35,844
California Tax-Free Income Fund**                       182,151             0            1,411
National Tax-Free Fund*                                     730             0            1,072
Oregon Tax-Free Fund*                                    49,136             0            1,295

 * INFORMATION PRESENTED IS FOR THE YEAR ENDED SEPTEMBER 30, 1996.

** INFORMATION PRESENTED IS FOR THE NINE MONTHS ENDED SEPTEMBER 30, 1996.

The Company has entered into administration and distribution agreements on behalf of the Funds with Stephens. Under the agreements, Stephens has agreed to provide supervisory, administrative and distribution services to the Funds. For providing supervisory and administrative services, Stephens is entitled to receive a monthly fee at the annual rate of 0.03% of such Fund's average daily net assets for the California Tax-Free Income and California Tax-Free Bond Funds, and 0.05% of such Fund's average daily net assets for the Arizona Tax-Free, National Tax-Free, and Oregon Tax-Free Funds.

For the period from October 1, 1995 to November 15, 1995, ALPS Mutual Fund Services, Inc. ("ALPS") served as the administrator for the Oregon Tax-Free Fund. ALPS was entitled to and received

---------------------
72

                                                   NOTES TO FINANCIAL STATEMENTS
administrative fees at an annual rate of 0.05% of the average daily net assets of the Fund. For the period from November 16, 1995 to September 5, 1996 for the Oregon Tax-Free Fund, and for the period from October 1, 1995 to September 5, 1996 for the Arizona Tax-Free and National Tax-Free Funds, Furman Selz provided administrative services for the operation of each Fund. As compensation for such services, each Fund paid Furman Selz an annual fee payable monthly equal to 0.15% of the average daily net assets of each Fund.

The Company has adopted separate Distribution Plans pursuant to Rule 12b-1 under the 1940 Act for Class A and Class B shares of the Funds.

The Distribution Plan for each of the Class A shares of the funds provides that each Fund may defray all or part of the cost of preparing, printing and distributing prospectuses and other promotional materials by paying on an annual basis up to 0.05% of such Fund's Class A shares' average daily net assets for costs incurred. Each of these Funds may participate in joint distribution activities with other funds, in which event, expenses reimbursed out of the assets of one of the Funds may be attributable, in part, to the distribution-related activities of another Fund. Generally, the expenses attributable to joint distribution activities will be allocated among the Funds in proportion to their relative net asset sizes.

For the period from October 1, 1995 to September 5, 1996, the Arizona Tax-Free, National Tax-Free, and Oregon Tax-Free Funds had adopted a non-compensatory Distribution Plan and Agreement (the "Plan") for the Class A shares. The Plan provided for payments by each Fund for actual expenses incurred, not to exceed 0.50% of the average net assets of the Class A shares of the Fund. Pacifica Funds Distributor Inc., an affiliate of Furman Selz, acted as Distributor during such period.

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS

The separate Class B Distribution Plan for the Funds provides that the Funds (other than the California Tax-Free Bond Fund) may pay, as compensation for distribution-related services, a monthly fee at an annual rate of up to 0.75% of each Fund's average daily net assets attributable to Class B shares. The California Tax-Free Bond Fund may pay up to 0.70% of the average daily net assets attributable to Class B shares as compensation for distribution-related services provided on behalf of its Class B shares. The Distribution Plan expenses for Class A and Class B shares of the Funds for the period ended September 30, 1996 were as follows:

                                                                   DISTRIBUTION    DISTRIBUTION
                                                                           FEES            FEES
FUND                                                                    CLASS A         CLASS B
-----------------------------------------------------------------------------------------------
Arizona Tax-Free Fund *                                            $     20,787    $          0
California Tax-Free Bond Fund **                                        106,757         181,578
National Tax-Free Fund *                                                    146               0
Oregon Tax-Free Fund *                                                    1,013               0

 * INFORMATION PRESENTED IS FOR THE YEAR ENDED SEPTEMBER 30, 1996.

** INFORMATION PRESENTED IS FOR THE NINE MONTHS ENDED SEPTEMBER 30, 1996.

For the year ended December 31, 1995, the California Tax-Free Bond Fund paid distribution fees of $149,164 and $82,028 for the Class A and B shares, respectively.

FEES WAIVED AND REIMBURSED EXPENSES

The following amounts of fees were waived for the period ended September 30, 1996:

                                                     FEES WAIVED    FEES WAIVED    FEES WAIVED
                                                              BY             BY             BY
FUND                                                 FURMAN SELZ           FICM            WFB
----------------------------------------------------------------------------------------------
Arizona Tax-Free Fund*                              $     10,207   $     61,642   $    100,810
California Tax-Free Bond Fund**                              N/A            N/A        921,858
California Tax-Free Income Fund**                            N/A            N/A        299,200
National Tax-Free Fund*                                    5,380         35,773        100,870
Oregon Tax-Free Fund*                                     17,017         57,377         65,566

 * INFORMATION PRESENTED IS FOR THE YEAR ENDED SEPTEMBER 30, 1996.

** INFORMATION PRESENTED IS FOR THE NINE MONTHS ENDED SEPTEMBER 30, 1996.

All amounts shown as Waived and Reimbursed Fees on the Statements of Operations for the year ended December 31, 1995 were waived by WFB.

---------------------
74

                                                   NOTES TO FINANCIAL STATEMENTS

Waived fees and reimbursed expenses continue at the discretion of WFB and Stephens, respectively. WFB and Stephens have agreed to waive or reimburse all or a portion of the respective fees charged to, or expenses paid by, each Fund to ensure that the total operating expenses do not exceed, on an annual basis, 0.60%, 0.68%, 0.65%, 0.35% and 0.60% of the average daily net assets of Class A shares and 0.40%, 0.63%, 0.60%, 0.35% and 0.40% of the Institutional Class shares of the Arizona Tax-Free, California Tax-Free Bond, California Tax-Free Income, National Tax-Free, and Oregon Tax-Free Funds, respectively, through August 31, 1997.

Certain officers and directors of the Company are also officers of Stephens. As of September 30, 1996, Stephens owned 6,755 shares of the California Tax-Free Bond, 11,483 shares of the California Tax-Free Income and three shares each of the Arizona Tax-Free, National Tax-Free and Oregon Tax-Free Funds.

Stephens has retained $2,252,478 as sales charges from the proceeds of Class A shares sold and $306,643 from the proceeds of Class B shares redeemed by the Company for the period ended September 30, 1996. Wells Fargo Securities Inc., a subsidiary of WFB, received $1,780,263 as sales charges from the proceeds of Class A shares sold and $306,643 from the proceeds of Class B shares redeemed by the Company for the period ended September 30, 1996.

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities, for each Fund were as follows:

                                                                                 FOR THE NINE MONTHS
                                                   FOR THE YEAR ENDED            ENDED SEPTEMBER 30,
                                                   SEPTEMBER 30, 1996                           1996
                                -------------------------------------     --------------------------
                                  ARIZONA      NATIONAL        OREGON     CALIFORNIA      CALIFORNIA
AGGREGATE PURCHASES              TAX-FREE      TAX-FREE      TAX-FREE       TAX-FREE        TAX-FREE
  AND SALES OF:                 BOND FUND     BOND FUND     BOND FUND      BOND FUND     INCOME FUND
----------------------------------------------------------------------------------------------------
U.S. GOVERNMENT
  OBLIGATIONS:
  Purchases at cost           $         0   $         0   $         0  $           0   $           0
  Sales proceeds                        0             0             0              0               0
OTHER SECURITIES:
  Purchases at cost             9,705,406     9,333,452    12,140,676    179,909,490      44,970,231
  Sales proceeds               11,135,163    11,996,410    19,391,285     71,217,554      36,138,817

                                                                                FOR THE YEAR ENDED
                                                                                 DECEMBER 31, 1995
                                                                        --------------------------
                                                                        CALIFORNIA      CALIFORNIA
AGGREGATE PURCHASES                                                       TAX-FREE        TAX-FREE
  AND SALES OF:                                                          BOND FUND     INCOME FUND
--------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS:
  Purchases at cost                                                     $        0   $           0
  Sales proceeds                                                                 0               0
OTHER SECURITIES:
  Purchases at cost                                                     27,057,332      39,393,662
  Sales proceeds                                                        40,202,450      15,296,421

---------------------
76

                                                   NOTES TO FINANCIAL STATEMENTS

4. CAPITAL SHARES TRANSACTIONS

As of September 30, 1996, there were 49 billion shares of $0.001 par value capital stock authorized by the Company. At September 30, 1996, each Fund was authorized to issue 100 million shares of $0.001 par value capital stock for each class of shares. Transactions in capital shares were as follows:

                                                                         ARIZONA TAX-FREE FUND
                                                         -------------------------------------

                                                                          FOR THE
                                                             FOR THE       PERIOD      FOR THE
                                                          YEAR ENDED        ENDED   YEAR ENDED
                                                           SEPT. 30,    SEPT. 30,      MAY 31,
                                                                1996         1995         1995
----------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                                     115,400      146,719      597,182
  Shares issued in reinvestment of dividends -- Class A       31,157        9,677       27,333
  Shares redeemed -- Class A                              (1,743,227)    (160,074)    (722,419)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -- CLASS
 A                                                        (1,596,670)      (3,678)     (97,904)
  Shares sold -- Class B                                       1,999            0            0
  Shares issued in reinvestment of dividends -- Class B            0            0            0
  Shares redeemed -- Class B                                       0            0            0
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -- CLASS
 B                                                             1,999            0            0
  Shares sold -- Institutional Class                       1,818,383            0            0
  Shares issued in reinvestment of dividends --
    Institutional Class                                          584            0            0
  Shares redeemed -- Institutional Class                    (327,320)           0            0
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
 INSTITUTIONAL CLASS                                       1,491,647            0            0

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS

                                              CALIFORNIA TAX-FREE BOND FUND
                                         ----------------------------------
                                             FOR THE
                                                NINE    FOR THE
                                              MONTHS       YEAR     FOR THE
                                               ENDED      ENDED  YEAR ENDED
                                           SEPT. 30,   DEC. 31,    DEC. 31,
                                            1996 (1)       1995        1994
---------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                   6,024,391  3,122,899   5,123,672
  Shares issued in reinvestment of
    dividends -- Class A                     685,330  1,007,045   1,700,768
  Shares redeemed -- Class A              (5,635,998) (8,380,512) (23,326,239)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -- CLASS A                    1,073,723  (4,250,568) (16,501,799)
  Shares sold -- Class B                   1,559,230  2,411,791           0
  Shares issued in reinvestment of
    dividends -- Class B                      73,909     28,834           0
  Shares redeemed -- Class B                (372,322)   (51,005)          0
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -- CLASS B                    1,260,817  2,389,620           0
  Shares sold -- Institutional Class      10,233,225          0           0
  Shares issued in reinvestment of
    dividends -- Institutional Class              39          0           0
  Shares redeemed -- Institutional
    Class                                   (338,844)         0           0
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -- INSTITUTIONAL CLASS        9,894,420          0           0

(1) "SHARES SOLD" INCLUDES 3,249,037 FOR CLASS A AND 10,183,266 FOR THE INSTITUTIONAL CLASS, AS A RESULT OF THE MERGER OF THE PACIFICA CALIFORNIA TAX-EXEMPT FUND.

                                                     CALIFORNIA TAX-FREE INCOME FUND
                                                ------------------------------------
                                                     FOR THE     FOR THE     FOR THE
                                                  YEAR ENDED  YEAR ENDED  YEAR ENDED
                                                   SEPT. 30,   SEPT. 30,   SEPT. 30,
                                                    1996 (2)        1995        1994
------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                           4,281,601   5,048,517   3,151,634
  Shares issued in reinvestment of dividends
    -- Class A                                       199,260     159,491     186,105
  Shares redeemed -- Class A                      (3,992,269) (2,650,715) (3,463,657)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -- CLASS A                              488,592   2,557,293    (125,918)
  Shares sold -- Institutional Class               1,002,052           0           0
  Shares issued in reinvestment of dividends
    -- Institutional Class                                 0           0           0
  Shares redeemed -- Institutional Class              (5,243)          0           0
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -- INSTITUTIONAL CLASS                  996,809           0           0

 (2) "SHARES SOLD" INCLUDES 488,921 FOR CLASS A AND 963,872 FOR THE INSTITUTIONAL CLASS, AS A RESULT OF THE MERGER OF THE PACIFICA SHORT-TERM CALIFORNIA TAX-EXEMPT FUND.

---------------------
78

                                                   NOTES TO FINANCIAL STATEMENTS

                                                             NATIONAL TAX-FREE FUND
                                                  ---------------------------------
                                                                 FOR THE    FOR THE
                                                     FOR THE      PERIOD       YEAR
                                                  YEAR ENDED       ENDED      ENDED
                                                   SEPT. 30,   SEPT. 30,    MAY 31,
                                                        1996        1995       1995
-----------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                              16,315      40,810    385,307
  Shares issued in reinvestment of dividends --
    Class A                                           12,154       7,417     19,534
  Shares redeemed -- Class A                        (644,452)    (61,901)  (366,565)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -- CLASS A                             (615,983)    (13,674)    38,276
  Shares sold -- Class B                                   3           0          0
  Shares issued in reinvestment of dividends --
    Class B                                                0           0          0
  Shares redeemed -- Class B                               0           0          0
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -- CLASS B                                    3           0          0
  Shares sold -- Institutional Class                 603,337           0          0
  Shares issued in reinvestment of dividends --
    Institutional Class                                6,841           0          0
  Shares redeemed -- Institutional Class            (142,281)          0          0
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -- INSTITUTIONAL CLASS                  467,897           0          0

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS

                                                       OREGON TAX-FREE FUND
                                            -------------------------------
                                              FOR THE    FOR THE    FOR THE
                                                 YEAR     PERIOD       YEAR
                                                ENDED      ENDED      ENDED
                                            SEPT. 30,  SEPT. 30,    MAY 31,
                                                 1996       1995       1995
---------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                       80,771     84,114    360,914
  Shares issued in reinvestment of
    dividends -- Class A                       71,455     32,705    116,237
  Shares redeemed -- Class A                (1,158,830)  (231,037)  (636,342)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -- CLASS A                     (1,006,604)  (114,218)  (159,191)
  Shares sold -- Class B                            3          0          0
  Shares issued in reinvestment of
    dividends -- Class B                            0          0          0
  Shares redeemed -- Class B                        0          0          0
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -- CLASS B                             3          0          0
  Shares sold -- Institutional Class          633,826          0          0
  Shares issued in reinvestment of
    dividends -- Institutional Class            4,545          0          0
  Shares redeemed -- Institutional Class     (119,874)         0          0
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -- INSTITUTIONAL CLASS           518,497          0          0

---------------------
80

                                                    INDEPENDENT AUDITORS' REPORT
TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
STAGECOACH FUNDS, INC.:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Arizona Tax-Free Fund, California Tax-Free Bond Fund, California Tax-Free Income Fund, National Tax-Free Fund, and Oregon Tax-Free Fund (five of the funds comprising Stagecoach Funds, Inc.) as of September 30, 1996, and the related statements of operations of the Arizona Tax-Free Fund, the National Tax-Free Fund and the Oregon Tax-Free Fund for the year ended September 30, 1996, and the California Tax-Free Bond Fund and California Tax-Free Income Fund for the nine months ended September 30, 1996, and the year ended December 31, 1995, the statements of changes in net assets of the Arizona Tax-Free Fund, National Tax-Free Fund and Oregon Tax-Free Fund for the year ended September 30, 1996, and the California Tax-Free Bond Fund and California Tax-Free Income Fund for the nine months ended September 30, 1996, and each of the years in the two year period ended December 31, 1995, and financial highlights for the periods indicated herein. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. For the Arizona Tax-Free Fund, National Tax-Free Fund, and Oregon Tax-Free Fund, all years or periods indicated in the accompanying financial statements and financial highlights ending prior to October 1, 1995, were audited by other auditors whose report dated November 3, 1995, expressed an unqualified opinion on this information.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of securities owned as of September 30, 1996, by examination and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of Stagecoach Funds, Inc. as of September 30, 1996, the results of their operations, the changes in their net assets and their financial highlights for the periods indicated herein, except as noted above, in conformity with generally accepted accounting principles.

[KPMG Peat Marwick LLP]

SAN FRANCISCO, CALIFORNIA
NOVEMBER 15, 1996

                                                           ---------------------

-----------------
PROXY VOTING RESULTS
PROPOSAL 1

To ratify and approve an interim investment advisory agreement on behalf of the Pacifica Portfolio, between Pacifica and Wells Fargo Investment Management, Inc. (formerly known as First Interstate Capital Management, Inc. ("FICM"), the terms of which were substantially identical to the previous advisory agreement between Pacifica and FICM (the fee rates were unchanged), and the receipt of investment advisory fees by WFIM for the period from April 1, 1996 forward.

  PACIFICA ARIZONA TAX-EXEMPT FUND

FOR            AGAINST      ABSTAIN
-----------------------------------
1,860,220        3,016        7,446

  PACIFICA NATIONAL TAX-EXEMPT FUND

FOR            AGAINST      ABSTAIN
-----------------------------------
  565,830          718       12,561

  PACIFICA OREGON TAX-EXEMPT FUND

FOR            AGAINST      ABSTAIN
-----------------------------------
1,641,849        6,759       44,401

  PACIFICA CALIFORNIA TAX-EXEMPT FUND

FOR            AGAINST      ABSTAIN
-----------------------------------
9,671,719      209,049      132,212

  PACIFICA CALIFORNIA SHORT-TERM TAX-EXEMPT FUND

FOR            AGAINST      ABSTAIN
-----------------------------------
1,077,721          786        3,455

PROPOSAL 2

To approve the Agreement and Plan of Reorganization attached to the combined proxy statement/prospectus for the meeting providing for the transfer of the assets and liabilities of specific Pacifica Funds to corresponding Funds of Stagecoach Funds, Inc., in exchange for shares of the designated classes of Stagecoach Funds.

  PACIFICA ARIZONA TAX-EXEMPT FUND

FOR            AGAINST      ABSTAIN
-----------------------------------
1,854,923        6,542        9,217

  PACIFICA NATIONAL TAX-EXEMPT FUND

FOR            AGAINST      ABSTAIN
-----------------------------------
  565,252          718       13,140

  PACIFICA OREGON TAX-EXEMPT FUND

FOR            AGAINST      ABSTAIN
-----------------------------------
1,643,066        6,089       43,854

  PACIFICA CALIFORNIA TAX-EXEMPT FUND

FOR            AGAINST      ABSTAIN
-----------------------------------
9,664,838      210,116      138,026

  PACIFICA CALIFORNIA SHORT-TERM TAX-EXEMPT FUND

FOR            AGAINST      ABSTAIN
-----------------------------------
1,076,505        2,002        3,455

---------------------
82

----------------
FEDERAL INCOME TAX INFORMATION
(UNAUDITED)

For the year ended September 30, 1996, 100% of the dividends paid by each of Arizona Tax-Free, National Tax-Free and Oregon Tax-Free Funds should be treated as tax-exempt dividends. The Arizona Tax-Free Fund distributed long-term capital gains of $374,110 for the year ended September 30, 1996. This information is presented in order to comply with regulatory requirements as these Funds have a tax year end of September 30. Additional information will be reported to you at the close of calendar 1996.

                                                           ---------------------

LIST OF ABBREVIATIONS

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG              --   Association of Bay Area Governments
ADR               --   American Depository Receipts
AMBAC             --   American Municipal Bond Assurance Corporation
AMT               --   Alternative Minimum Tax
ARM               --   Adjustable Rate Mortgages
BART              --   Bay Area Rapid Transit
CDA               --   Community Development Authority
CDSC              --   Contingent Deferred Sales Charge
CGIC              --   Capital Guaranty Insurance Company
CGY               --   Capital Guaranty Corporation
CMT               --   Constant Maturity Treasury
COFI              --   Cost of Funds Index
CONNIE LEE        --   Connie Lee Insurance Company
COP               --   Certificate of Participation
CP                --   Commercial Paper
DW&P              --   Department of Water & Power
DWR               --   Department of Water Resources
EDFA              --   Education Finance Authority
FGIC              --   Financial Guaranty Insurance Corporation
FHA               --   Federal Housing Authority
FHLMC             --   Federal Home Loan Mortgage Corporation
FNMA              --   Federal National Mortgage Association
FSA               --   Financial Security Assurance, Inc
GNMA              --   Government National Mortgage Association
GO                --   General Obligation
HFA               --   Housing Finance Authority
HFFA              --   Health Facilities Financing Authority
IDA               --   Industrial Development Authority
LIBOR             --   London Interbank Offered Rate
LOC               --   Letter of Credit
MBIA              --   Municipal Bond Insurance Association
MFHR              --   Multi-Family Housing Revenue
MUD               --   Municipal Utility District
PCFA              --   Pollution Control Finance Authority
PCR               --   Pollution Control Revenue
PFA               --   Public Finance Authority
PSFG              --   Public School Fund Guaranty
RAW               --   Revenue Anticipation Warrants
RDA               --   Redevelopment Authority
RDFA              --   Redevelopment Finance Authority
R&D               --   Research & Development
SFMR              --   Single Family Mortgage Revenue
TBA               --   To Be Announced
TRAN              --   Tax Revenue Anticipation Notes
USD               --   Unified School District
V/R               --   Variable Rate

---------------------
84

Wells Fargo provides investment advisory services, shareholder services, and certain other services for the Stagecoach Funds. The Funds are sponsored and distributed by STEPHENS INC., Member NYSE/SIPC. Wells Fargo is not affiliated with Stephens Inc.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Stagecoach Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222. Read the prospectus carefully before you invest or send money.

SC 0555 (11/96)

STAGECOACH
FUNDS-REGISTERED TRADEMARK-
P.O. Box 7066
San Francisco, CA 94120-7066
DATED MATERIAL
PLEASE EXPEDITE

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                                               -C- 1996 Stagecoach Funds